American Funds® Multi-Sector Income Fund
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 96.14% Corporate bonds, notes & loans 68.89% Financials 11.59%	Principal amount (000)	Value (000)
Advisor Group Holdings, LLC 6.25% 3/1/2028[1]	USD 7,440	$6,709
AerCap Ireland Capital DAC 2.45% 10/29/2026	1,322	1,188
AerCap Ireland Capital DAC 3.00% 10/29/2028	980	856
AerCap Ireland Capital DAC 3.30% 1/30/2032	11,651	9,661
AerCap Ireland Capital DAC 3.40% 10/29/2033	300	244
AerCap Ireland Capital DAC 3.85% 10/29/2041	26,869	20,616
AG Merger Sub II, Inc. 10.75% 8/1/2027[1]	4,643	4,717
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	14,938	15,050
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	9,840	8,825
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	18,918	17,564
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	10,490	8,865
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[2]	6,392	6,115
American International Group, Inc. 5.125% 3/27/2033	4,911	4,885
American International Group, Inc. 4.375% 6/30/2050	11,250	9,626
AmWINS Group, Inc. 4.875% 6/30/2029[1]	19,105	16,933
Aon Corp. 5.35% 2/28/2033	8,729	9,051
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	18,309	14,992
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.313% 8/2/2029[3,4]	3,415	3,073
AssuredPartners, Inc. 7.00% 8/15/2025[1]	335	326
AssuredPartners, Inc. 8.00% 5/15/2027[1]	9,122	8,716
AssuredPartners, Inc. 5.625% 1/15/2029[1]	5,773	4,996
Banco Santander, SA 2.746% 5/28/2025	1,600	1,510
Banco Santander, SA 5.294% 8/18/2027	3,200	3,152
Bangkok Bank PCL 4.45% 9/19/2028	200	197
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	23,400	19,882
Bangkok Bank PCL 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	3,600	2,946
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[2]	1,844	1,840
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[2]	5,623	5,047
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[2]	700	637
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	46,160	45,934
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	252	202
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	1,042	832
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[2]	12,655	12,525
Bank of Nova Scotia 2.45% 2/2/2032	5,911	4,877
Block, Inc. 3.50% 6/1/2031	15,000	12,333
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	6,450	6,495
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	4,758	4,641
Charles Schwab Corp. 2.45% 3/3/2027	15,813	14,190
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	2,888	2,299
Chubb INA Holdings, Inc. 2.85% 12/15/2051	2,463	1,741
Chubb INA Holdings, Inc. 3.05% 12/15/2061	155	105
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	20	16
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[2]	5,053	4,280
American Funds Multi-Sector Income Fund — Page 1 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	USD 20,015	$17,961
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	15,396	16,664
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	5,505	4,477
Coinbase Global, Inc. 3.375% 10/1/2028[1]	6,702	4,145
Coinbase Global, Inc. 3.625% 10/1/2031[1]	11,525	6,466
Compass Diversified Holdings 5.25% 4/15/2029[1]	31,725	27,972
Compass Diversified Holdings 5.00% 1/15/2032[1]	10,080	8,185
Corebridge Financial, Inc. 3.85% 4/5/2029[1]	5,959	5,447
Corebridge Financial, Inc. 3.90% 4/5/2032[1]	12,896	11,178
Corebridge Financial, Inc. 4.35% 4/5/2042[1]	1,724	1,421
Corebridge Financial, Inc. 4.40% 4/5/2052[1]	14,051	11,021
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	1,400	1,246
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	24,025	19,375
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	12,485	11,798
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[2]	2,094	1,777
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	7,149	6,075
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	6,600	6,559
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	300	246
Deutsche Bank AG 3.742% 1/7/2033 (USD-SOFR + 2.257% on 1/7/2032)[2]	11,640	8,432
Discover Financial Services 6.70% 11/29/2032	4,450	4,593
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	2,550	2,268
Five Corners Funding Trust III 5.791% 2/15/2033[1]	5,520	5,671
FS Energy and Power Fund 7.50% 8/15/2023[1]	6,804	6,800
GE Capital Funding, LLC 4.55% 5/15/2032	4,350	4,267
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	1,995	1,784
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]	9,660	9,148
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[2]	22,422	18,691
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]	21,740	17,978
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	105	90
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	3,010	2,326
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	250	225
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	10,020	7,807
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]	2,000	1,679
Hightower Holding, LLC 6.75% 4/15/2029[1]	6,955	5,926
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]	1,065	1,033
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	2,093	1,757
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	15,101	12,341
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	3,892	3,159
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[2]	7,400	7,320
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]	30,610	32,028
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	21,030	22,263
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 6.079% 7/3/2023[4]	1,360	1,354
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	1,000	809
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	3,500	2,708
Huarong Finance 2019 Co., Ltd. 3.75% 5/29/2024	200	186
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.178% 2/24/2025[4]	1,862	1,672
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	438	404
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	200	174
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	216	181
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	698	579
HUB International, Ltd. 7.00% 5/1/2026[1]	10,885	10,708
American Funds Multi-Sector Income Fund — Page 2 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HUB International, Ltd. 5.625% 12/1/2029[1]	USD 8,733	$7,620
ICBCIL Finance Co., Ltd. 3.625% 11/15/2027	4,600	4,374
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[2]	3,976	3,636
Intercontinental Exchange, Inc. 4.60% 3/15/2033	304	302
Intercontinental Exchange, Inc. 2.65% 9/15/2040	575	418
Intercontinental Exchange, Inc. 3.00% 6/15/2050	4,964	3,492
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	14,405	12,384
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	76	71
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[2]	1,126	1,013
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	17,140	17,124
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	1,300	1,047
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[2]	209	179
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[2]	512	496
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[2]	14,850	14,773
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	29,100	25,629
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	3,600	3,625
Keb Hana Bank 3.25% 3/30/2027[1]	4,110	3,910
Keb Hana Bank 3.25% 3/30/2027	3,890	3,701
LPL Holdings, Inc. 4.625% 11/15/2027[1]	2,245	2,124
LPL Holdings, Inc. 4.00% 3/15/2029[1]	13,325	12,006
LPL Holdings, Inc. 4.375% 5/15/2031[1]	5,945	5,263
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	1,644	1,362
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	1,444	1,490
Mastercard, Inc. 1.90% 3/15/2031	18,110	15,410
MetLife, Inc. 5.00% 7/15/2052	1,045	979
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	3,890	3,941
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	1,808	1,824
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]	445	441
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[2]	9,650	9,532
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[2]	3,160	2,811
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[2]	3,469	3,370
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]	8,559	8,634
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[2]	459	376
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]	22,325	21,957
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[2]	11,940	13,051
MSCI, Inc. 4.00% 11/15/2029[1]	3,385	3,092
MSCI, Inc. 3.625% 9/1/2030[1]	3,680	3,202
MSCI, Inc. 3.875% 2/15/2031[1]	4,546	4,050
MSCI, Inc. 3.25% 8/15/2033[1]	7,145	5,858
National Financial Partners Corp. 6.875% 8/15/2028[1]	14,269	12,258
Navient Corp. 5.00% 3/15/2027	7,025	6,197
Navient Corp. 4.875% 3/15/2028	1,775	1,495
Navient Corp. 5.625% 8/1/2033	14,840	11,028
New York Life Global Funding 4.55% 1/28/2033[1]	4,621	4,578
NFP Corp. 7.50% 10/1/2030[1]	7,000	6,771
Oxford Finance, LLC 6.375% 2/1/2027[1]	11,180	10,467
PayPal Holdings, Inc. 4.40% 6/1/2032	15,000	14,683
PayPal Holdings, Inc. 5.05% 6/1/2052	22,655	21,816
PayPal Holdings, Inc. 5.25% 6/1/2062	3,995	3,873
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	3,126	3,292
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[2]	2,479	2,448
American Funds Multi-Sector Income Fund — Page 3 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Power Financial Corp., Ltd. 6.15% 12/6/2028	USD 1,200	$1,230
Power Financial Corp., Ltd. 4.50% 6/18/2029	3,300	3,096
Rede D’Or Finance SARL 4.50% 1/22/2030[1]	1,938	1,594
Royal Bank of Canada 6.00% 11/1/2027	10,570	11,031
Royal Bank of Canada 5.00% 2/1/2033	8,246	8,352
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	14,500	12,697
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	28,299	28,168
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	200	209
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2,5]	3,843	248
The Allstate Corp. 5.25% 3/30/2033	2,604	2,635
Toronto-Dominion Bank 5.156% 1/10/2028	3,673	3,714
Travelers Companies, Inc. 4.10% 3/4/2049	20	17
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[2]	5,500	5,436
Wells Fargo & Company 4.478% 4/4/2031 (3-month USD-LIBOR + 3.77% on 4/4/2030)[2]	41,700	39,948
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	1,395	1,210
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	3,649	3,242
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	3,500	2,669
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	1,805	1,376
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	687
		1,128,095
Energy 10.15%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	2,135	1,516
Apache Corp. 4.625% 11/15/2025	985	951
Apache Corp. 4.25% 1/15/2030	4,000	3,654
Apache Corp. 6.00% 1/15/2037	55	51
Apache Corp. 5.10% 9/1/2040	8,030	6,818
Apache Corp. 5.25% 2/1/2042	4,450	3,743
Apache Corp. 4.75% 4/15/2043	1,760	1,324
Apache Corp. 5.35% 7/1/2049	5,805	4,494
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	5,155	4,988
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	5,077	4,917
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	3,240	2,863
Baker Hughes Holdings, LLC 2.061% 12/15/2026	2,698	2,445
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	13,735	12,362
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	7,043	6,979
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[1]	12,815	12,062
BP Capital Markets America, Inc. 1.749% 8/10/2030	19,500	16,146
California Resources Corp. 7.125% 2/1/2026[1]	12,000	12,159
Callon Petroleum Co. 8.00% 8/1/2028[1]	4,300	4,264
Callon Petroleum Co. 7.50% 6/15/2030[1]	22,165	20,856
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	658	572
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	65	59
Cenovus Energy, Inc. 5.375% 7/15/2025	172	172
Cenovus Energy, Inc. 3.75% 2/15/2052	1,668	1,217
Centennial Resource Production, LLC 6.875% 4/1/2027[1]	30	29
Cheniere Energy Partners, LP 4.50% 10/1/2029	12,157	11,305
Cheniere Energy Partners, LP 4.00% 3/1/2031	3,655	3,257
Cheniere Energy Partners, LP 3.25% 1/31/2032	6,155	5,091
Cheniere Energy, Inc. 4.625% 10/15/2028	13,290	12,645
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	3,110	3,064
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	25,680	24,475
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	1,280	1,272
American Funds Multi-Sector Income Fund — Page 4 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 1.995% 5/11/2027	USD 21,734	$19,918
Chevron Corp. 2.236% 5/11/2030	5,035	4,454
Chevron Corp. 3.078% 5/11/2050	5,214	3,954
CNX Resources Corp. 7.25% 3/14/2027[1]	5,045	5,025
CNX Resources Corp. 6.00% 1/15/2029[1]	8,304	7,774
CNX Resources Corp. 7.375% 1/15/2031[1]	5,085	5,015
Colgate Energy Partners III, LLC 5.875% 7/1/2029[1]	11,000	10,428
Comstock Resources, Inc. 6.75% 3/1/2029[1]	10,215	9,356
Comstock Resources, Inc. 5.875% 1/15/2030[1]	12,635	10,867
ConocoPhillips 3.80% 3/15/2052	1,311	1,087
Continental Resources, Inc. 5.75% 1/15/2031[1]	1,600	1,539
Continental Resources, Inc. 2.875% 4/1/2032[1]	3,734	2,902
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	14,608	14,020
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	9,580	9,780
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	12,443	12,455
CrownRock, LP 5.00% 5/1/2029[1]	6,750	6,296
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,4,6]	102	98
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6]	92	89
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,755	1,541
DT Midstream, Inc. 4.375% 6/15/2031[1]	4,075	3,556
Ecopetrol SA 6.875% 4/29/2030	5,990	5,526
Ecopetrol SA 4.625% 11/2/2031	250	193
Ecopetrol SA 8.875% 1/13/2033	15,585	15,788
Enbridge, Inc. 3.40% 8/1/2051	718	507
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]	805	789
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	930	817
Energy Transfer Partners, LP 6.125% 12/15/2045	20	19
Energy Transfer Partners, LP 5.30% 4/15/2047	70	61
Energy Transfer Partners, LP 6.00% 6/15/2048	260	249
Energy Transfer Partners, LP 6.25% 4/15/2049	13,700	13,599
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[2]	1,107	977
Enterprise Products Operating, LLC 5.35% 1/31/2033	2,163	2,243
Enterprise Products Operating, LLC 3.20% 2/15/2052	118	84
EQM Midstream Partners, LP 4.00% 8/1/2024	936	901
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	3,525	3,489
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	232	233
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	7,550	7,326
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	8,195	6,976
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	5,167	5,012
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	11,461	9,529
EQT Corp. 5.70% 4/1/2028	822	822
EQT Corp. 5.00% 1/15/2029	1,080	1,025
EQT Corp. 3.625% 5/15/2031[1]	3,525	3,059
Exxon Mobil Corp. 2.61% 10/15/2030	49,000	44,058
Genesis Energy, LP 8.00% 1/15/2027	15,212	15,057
Genesis Energy, LP 8.875% 4/15/2030	6,849	6,941
Guara Norte SARL 5.198% 6/15/2034	5,718	4,929
Guara Norte SARL 5.198% 6/15/2034[1]	2,502	2,157
Harvest Midstream I, LP 7.50% 9/1/2028[1]	10,520	10,505
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	5,620	5,234
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	5,380	4,959
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	7,441	6,871
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	5,340	4,937
American Funds Multi-Sector Income Fund — Page 5 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	USD 6,940	$6,427
Kinder Morgan, Inc. 4.80% 2/1/2033	20,000	19,310
Kinder Morgan, Inc. 5.20% 6/1/2033	5,564	5,532
Kinder Morgan, Inc. 5.20% 3/1/2048	15	13
Kinder Morgan, Inc. 3.25% 8/1/2050	669	445
Kinder Morgan, Inc. 5.45% 8/1/2052	6,191	5,762
Leviathan Bond, Ltd. 5.75% 6/30/2023[1]	5,100	5,092
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	5,870	5,503
Magellan Midstream Partners, LP 3.95% 3/1/2050	1,000	758
MPLX, LP 2.65% 8/15/2030	651	552
MPLX, LP 4.95% 9/1/2032	34,163	33,433
MPLX, LP 4.70% 4/15/2048	5,900	4,964
MPLX, LP 4.95% 3/14/2052	10,000	8,710
Murphy Oil Corp. 5.875% 12/1/2027	4,000	3,901
MV24 Capital BV 6.748% 6/1/2034	12,034	11,098
Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,520	1,490
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	7,680	7,400
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	18,500	17,037
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	35,460	34,247
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	15,385	15,275
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	1,250	1,175
NuStar Logistics, LP 5.75% 10/1/2025	700	682
NuStar Logistics, LP 6.00% 6/1/2026	1,625	1,595
NuStar Logistics, LP 5.625% 4/28/2027	3,600	3,413
Occidental Petroleum Corp. 2.90% 8/15/2024	210	204
Occidental Petroleum Corp. 5.875% 9/1/2025	3,920	3,954
Occidental Petroleum Corp. 8.875% 7/15/2030	5,630	6,554
Occidental Petroleum Corp. 6.625% 9/1/2030	9,153	9,648
Occidental Petroleum Corp. 6.125% 1/1/2031	5,540	5,753
Occidental Petroleum Corp. 6.45% 9/15/2036	3,650	3,842
Occidental Petroleum Corp. 6.20% 3/15/2040	605	609
Occidental Petroleum Corp. 6.60% 3/15/2046	1,255	1,321
Occidental Petroleum Corp. 4.40% 8/15/2049	1,972	1,543
Odebrecht Drilling Norbe 7.72% PIK 12/1/2026[6]	49,380	11,357
Oleoducto Central SA 4.00% 7/14/2027[1]	5,210	4,460
Oleoducto Central SA 4.00% 7/14/2027	1,250	1,070
ONEOK, Inc. 5.85% 1/15/2026	27	27
ONEOK, Inc. 5.20% 7/15/2048	582	504
ONEOK, Inc. 4.45% 9/1/2049	1,600	1,245
ONEOK, Inc. 4.50% 3/15/2050	2,000	1,553
Petrobras Global Finance Co. 8.75% 5/23/2026	2,500	2,694
Petrobras Global Finance Co. 7.375% 1/17/2027	1,600	1,650
Petróleos Mexicanos 6.875% 10/16/2025	6,250	6,188
Petróleos Mexicanos 6.875% 8/4/2026	120	114
Petróleos Mexicanos 6.49% 1/23/2027	6,932	6,291
Petróleos Mexicanos 8.75% 6/2/2029	5,791	5,391
Petróleos Mexicanos 6.70% 2/16/2032	8,518	6,787
Petróleos Mexicanos 6.95% 1/28/2060	5,000	3,236
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	6,090	5,725
Plains All American Pipeline, LP 3.80% 9/15/2030	116	103
PTT Exploration and Production PCL 2.993% 1/15/2030	1,474	1,304
Qatar Energy 2.25% 7/12/2031[1]	2,235	1,902
Qatar Energy 3.125% 7/12/2041[1]	11,490	8,998
Qatar Energy 3.30% 7/12/2051[1]	12,795	9,566
American Funds Multi-Sector Income Fund — Page 6 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Range Resources Corp. 4.875% 5/15/2025	USD 5,110	$5,015
Range Resources Corp. 8.25% 1/15/2029	5,290	5,581
Range Resources Corp. 4.75% 2/15/2030[1]	7,550	6,892
Sanchez Energy Corp. 7.25% 2/15/2023[1,5]	27	— [7]
Shell International Finance BV 2.75% 4/6/2030	6,441	5,878
Shell International Finance BV 3.25% 4/6/2050	24	18
Shell International Finance BV 3.00% 11/26/2051	15,178	10,957
SM Energy Co. 6.50% 7/15/2028	590	564
Southwestern Energy Co. 5.70% 1/23/2025[2]	2,825	2,829
Southwestern Energy Co. 8.375% 9/15/2028	9,335	9,823
Southwestern Energy Co. 5.375% 2/1/2029	7,215	6,808
Southwestern Energy Co. 5.375% 3/15/2030	8,305	7,818
Southwestern Energy Co. 4.75% 2/1/2032	2,230	1,972
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/2031[1]	4,980	4,357
Sunoco, LP 6.00% 4/15/2027	5,165	5,106
Sunoco, LP 4.50% 5/15/2029	12,015	11,044
Superior Plus, LP and Superior General Partner, Inc. 4.50% 3/15/2029[1]	2,210	1,976
Targa Resources Partners, LP 6.50% 7/15/2027	415	424
Targa Resources Partners, LP 6.875% 1/15/2029	15	15
Total Capital International 3.127% 5/29/2050	12,551	9,320
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	4,450	4,366
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	10,236	10,543
Transocean, Inc. 8.00% 2/1/2027[1]	3,285	2,957
Transocean, Inc. 8.75% 2/15/2030[1]	13,290	13,568
Transocean, Inc. 6.80% 3/15/2038	940	652
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	5,824	5,873
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	13,480	11,857
Western Gas Partners, LP 4.50% 3/1/2028	7,115	6,738
Western Midstream Operating, LP 3.35% 2/1/2025[2]	2,165	2,070
Western Midstream Operating, LP 4.75% 8/15/2028	3,005	2,863
Western Midstream Operating, LP 4.30% 2/1/2030[2]	22	20
Western Midstream Operating, LP 6.15% 4/1/2033	6,515	6,612
Western Midstream Operating, LP 5.50% 2/1/2050[2]	200	170
Williams Companies, Inc. 2.60% 3/15/2031	9,000	7,575
Williams Companies, Inc. 4.65% 8/15/2032	7,500	7,234
		987,678
Consumer discretionary 7.30%
Affinity Interactive 6.875% 12/15/2027[1]	1,600	1,429
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	17,700	14,657
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	3,540	3,405
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	8,140	7,263
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	12,760	10,810
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	8,665	6,478
Amazon.com, Inc. 1.65% 5/12/2028	7,330	6,502
Amazon.com, Inc. 4.70% 12/1/2032	5,590	5,734
Arcos Dorados BV 6.125% 5/27/2029[1]	2,000	1,913
Arcos Dorados BV 6.125% 5/27/2029	460	440
Arcos Dorados Holdings, Inc. 5.875% 4/4/2027	4,440	4,318
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	11,335	10,160
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	2,325	2,040
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	4,810	4,043
AutoNation, Inc. 3.85% 3/1/2032	8,000	6,821
Bath & Body Works, Inc. 6.625% 10/1/2030[1]	5,470	5,338
American Funds Multi-Sector Income Fund — Page 7 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bath & Body Works, Inc. 6.875% 11/1/2035	USD 8,667	$7,821
Bath & Body Works, Inc. 6.75% 7/1/2036	2,370	2,121
Bayerische Motoren Werke AG 3.45% 4/1/2027[1]	350	337
Bayerische Motoren Werke AG 3.70% 4/1/2032[1]	1,100	1,022
Boyd Gaming Corp. 4.75% 12/1/2027	11,120	10,675
Boyd Gaming Corp. 4.75% 6/15/2031[1]	3,500	3,182
Boyne USA, Inc. 4.75% 5/15/2029[1]	16,545	14,790
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	655	656
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	12,198	10,680
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	20,610	20,990
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	11,275	11,288
Carnival Corp. 4.00% 8/1/2028[1]	3,500	3,017
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[1]	13,925	13,462
Cedar Fair, LP 5.50% 5/1/2025[1]	11,900	11,904
Clarios Global, LP 6.75% 5/15/2025[1]	180	182
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	14,000	14,067
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	2,374	2,049
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	1,400	1,157
Empire Resorts, Inc. 7.75% 11/1/2026[1]	10,370	8,592
Fertitta Entertainment, Inc. 4.625% 1/15/2029[1]	8,000	7,031
Fertitta Entertainment, Inc. 6.75% 1/15/2030[1]	10,000	8,236
First Student Bidco, Inc. 4.00% 7/31/2029[1]	12,680	11,045
Ford Motor Co. 6.10% 8/19/2032	22,570	21,903
Ford Motor Credit Company, LLC 3.664% 9/8/2024	2,500	2,402
Ford Motor Credit Company, LLC 5.125% 6/16/2025	5,305	5,200
Ford Motor Credit Company, LLC 4.542% 8/1/2026	455	432
Ford Motor Credit Company, LLC 2.70% 8/10/2026	4,200	3,743
Ford Motor Credit Company, LLC 4.95% 5/28/2027	8,075	7,714
Ford Motor Credit Company, LLC 4.125% 8/17/2027	3,680	3,377
Ford Motor Credit Company, LLC 3.815% 11/2/2027	5,000	4,488
Ford Motor Credit Company, LLC 5.113% 5/3/2029	1,370	1,288
Ford Motor Credit Company, LLC 4.00% 11/13/2030	1,720	1,464
Grand Canyon University 4.375% 10/1/2026	6,750	6,195
Hanesbrands, Inc. 4.875% 5/15/2026[1]	7,019	6,659
Hanesbrands, Inc. 9.00% 2/15/2031[1]	7,152	7,329
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.557% 3/8/2030[3,4]	7,169	7,151
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	3,460	3,317
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[1]	11,905	10,436
Home Depot, Inc. 2.70% 4/15/2030	50	45
Home Depot, Inc. 3.125% 12/15/2049	135	100
Home Depot, Inc. 2.375% 3/15/2051	10,559	6,655
Hyundai Capital America 1.50% 6/15/2026[1]	2,643	2,351
Hyundai Capital America 2.00% 6/15/2028[1]	3,827	3,240
International Game Technology PLC 5.25% 1/15/2029[1]	15,775	15,120
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	8,508	7,128
Levi Strauss & Co. 3.50% 3/1/2031[1]	9,775	8,344
Lithia Motors, Inc. 3.875% 6/1/2029[1]	5,345	4,630
Lithia Motors, Inc. 4.375% 1/15/2031[1]	250	216
Marriott International, Inc. 4.90% 4/15/2029	694	688
Marriott International, Inc. 2.85% 4/15/2031	315	269
Marriott International, Inc. 3.50% 10/15/2032	7,970	6,993
Marriott International, Inc. 2.75% 10/15/2033	478	387
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	7,540	6,427
American Funds Multi-Sector Income Fund — Page 8 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.60% 7/1/2030	USD 1,084	$1,029
McDonald’s Corp. 4.60% 9/9/2032	20,700	20,962
McDonald’s Corp. 5.15% 9/9/2052	13,425	13,672
Meituan Dianping 3.05% 10/28/2030	11,200	8,987
Meituan Dianping 3.05% 10/28/2030[1]	1,400	1,123
MercadoLibre, Inc. 2.375% 1/14/2026	300	269
MercadoLibre, Inc. 3.125% 1/14/2031	8,276	6,528
Merlin Entertainment 5.75% 6/15/2026[1]	200	190
MGM Resorts International 5.75% 6/15/2025	4,050	4,044
MGM Resorts International 5.50% 4/15/2027	53	51
Mohegan Gaming & Entertainment 8.00% 2/1/2026[1]	755	692
NCL Corp., Ltd. 5.875% 3/15/2026[1]	1,250	1,065
NCL Corp., Ltd. 5.875% 2/15/2027[1]	2,280	2,129
NCL Corp., Ltd. 7.75% 2/15/2029[1]	2,925	2,511
NCL Finance, Ltd. 6.125% 3/15/2028[1]	2,500	2,028
Neiman Marcus Group, LLC 7.125% 4/1/2026[1]	8,120	7,631
Panther BF Aggregator 2, LP 6.25% 5/15/2026[1]	140	140
Panther BF Aggregator 2, LP 8.50% 5/15/2027[1]	3,430	3,449
Party City Holdings, Inc. 6.125% 8/15/2023[1,5]	50	— [7]
Party City Holdings, Inc. 8.75% 2/15/2026[1,5]	24,400	3,690
Party City Holdings, Inc., Term Loan DIP, 14.55% 6/18/2023[3,4]	4,232	4,381
PECF USS Intermediate Holding III Corp. 8.00% 11/15/2029[1]	3,130	2,082
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	1,855	1,372
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	12,260	11,017
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	4,780	3,915
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	14,800	13,083
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	20,090	21,011
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	3,784	3,811
Sally Holdings, LLC 5.625% 12/1/2025	1,600	1,577
Sands China, Ltd. 4.875% 6/18/2030	6,700	5,942
Sands China, Ltd. 3.75% 8/8/2031[2]	10,000	8,041
Scientific Games Corp. 8.625% 7/1/2025[1]	1,915	1,962
Scientific Games Corp. 7.00% 5/15/2028[1]	5,555	5,505
Scientific Games Corp. 7.25% 11/15/2029[1]	6,815	6,834
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	12,685	11,222
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	13,520	11,342
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	7,935	6,406
Stellantis Finance US, Inc. 6.375% 9/12/2032[1]	8,451	8,870
Toyota Motor Credit Corp. 1.90% 1/13/2027	9,470	8,634
Universal Entertainment Corp. 8.50% 12/11/2024[1]	8,580	8,084
Vail Resorts, Inc. 6.25% 5/15/2025[1]	9,932	9,964
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[1]	248	247
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	19,855	18,810
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 9.316% 5/11/2028[3,4]	9,949	7,147
Wyndham Worldwide Corp. 4.375% 8/15/2028[1]	13,385	12,343
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	7,275	6,617
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	18,104	18,380
		710,135
Communication services 7.07%
Altice France Holding SA 10.50% 5/15/2027[1]	1,520	1,164
Altice France Holding SA 5.125% 7/15/2029[1]	5,813	4,380
América Móvil, SAB de CV, 4.70% 7/21/2032	10,000	9,856
AT&T, Inc. 1.65% 2/1/2028	3,900	3,428
American Funds Multi-Sector Income Fund — Page 9 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
AT&T, Inc. 4.30% 2/15/2030	USD 14,000	$13,609
AT&T, Inc. 2.75% 6/1/2031	45	39
AT&T, Inc. 2.25% 2/1/2032	500	409
AT&T, Inc. 2.55% 12/1/2033	386	311
AT&T, Inc. 3.50% 9/15/2053	3	2
AT&T, Inc. 3.55% 9/15/2055	30,871	22,199
Axiata SPV5 Labuan, Ltd. 3.064% 8/19/2050	2,700	1,931
CCO Holdings, LLC 5.00% 2/1/2028[1]	2,190	2,023
CCO Holdings, LLC 6.375% 9/1/2029[1]	13,275	12,690
CCO Holdings, LLC 4.75% 3/1/2030[1]	11,200	9,716
CCO Holdings, LLC 4.50% 8/15/2030[1]	9,135	7,729
CCO Holdings, LLC 4.25% 2/1/2031[1]	4,600	3,767
CCO Holdings, LLC 4.75% 2/1/2032[1]	8,000	6,729
CCO Holdings, LLC 4.50% 5/1/2032	2,445	2,002
CCO Holdings, LLC 4.50% 6/1/2033[1]	22,030	17,762
CCO Holdings, LLC 4.25% 1/15/2034[1]	6,500	5,091
Centerfield Media Parent, Inc. 6.625% 8/1/2026[1]	833	542
Charter Communications Operating, LLC 2.30% 2/1/2032	6,600	5,033
Charter Communications Operating, LLC 5.125% 7/1/2049	13	10
Charter Communications Operating, LLC 4.80% 3/1/2050	280	214
Charter Communications Operating, LLC 3.70% 4/1/2051	49,320	31,625
Charter Communications Operating, LLC 3.90% 6/1/2052	710	470
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	7,079	6,608
Comcast Corp. 2.65% 2/1/2030	200	178
Comcast Corp. 1.50% 2/15/2031	21,000	16,873
Comcast Corp. 4.65% 2/15/2033	1,997	2,008
Comcast Corp. 3.75% 4/1/2040	15	13
Comcast Corp. 4.00% 3/1/2048	35	30
Comcast Corp. 2.887% 11/1/2051	1,555	1,063
Connect Finco SARL 6.75% 10/1/2026[1]	230	216
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	1,400	952
CSC Holdings, LLC 4.625% 12/1/2030[1]	400	198
Diamond Sports Group, LLC 6.625% 8/15/2027[1,5]	3,175	44
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	7,770	7,045
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 9.84% 8/2/2027[3,4]	4,127	3,982
DISH Network Corp. 11.75% 11/15/2027[1]	20,200	19,615
Embarq Corp. 7.995% 6/1/2036	475	200
Frontier Communications Corp. 5.875% 10/15/2027[1]	4,535	4,127
Frontier Communications Corp. 5.00% 5/1/2028[1]	6,465	5,617
Frontier Communications Corp. 6.75% 5/1/2029[1]	5,000	3,967
Frontier Communications Holdings, LLC 5.875% 11/1/2029	9	7
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	5,105	5,090
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	20,795	13,831
Gray Television, Inc. 7.00% 5/15/2027[1]	6,520	5,465
Gray Television, Inc. 4.75% 10/15/2030[1]	7,680	5,107
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 9.659% 12/4/2026[3,4]	1,719	1,611
Lamar Media Corp. 4.875% 1/15/2029	4,530	4,267
Lamar Media Corp. 4.00% 2/15/2030	5,930	5,258
Lamar Media Corp. 3.625% 1/15/2031	7,090	6,104
Level 3 Financing, Inc. 4.25% 7/1/2028[1]	1,710	967
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	2,670	1,427
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	4,010	3,714
Meta Platforms, Inc. 3.85% 8/15/2032	60,000	56,199
Meta Platforms, Inc. 4.45% 8/15/2052	40,000	35,235
American Funds Multi-Sector Income Fund — Page 10 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	USD 8,145	$7,151
Netflix, Inc. 4.875% 4/15/2028	18,225	18,150
Netflix, Inc. 5.875% 11/15/2028	14,758	15,545
Netflix, Inc. 5.375% 11/15/2029[1]	11,510	11,704
Netflix, Inc. 4.875% 6/15/2030[1]	3,502	3,490
News Corp. 3.875% 5/15/2029[1]	22,325	19,863
News Corp. 5.125% 2/15/2032[1]	7,010	6,582
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[1]	16,730	14,899
OUTFRONT Media Capital, LLC 4.25% 1/15/2029[1]	3,000	2,493
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	1,990	1,662
PLDT, Inc. 2.50% 1/23/2031	5,500	4,437
SBA Tower Trust 1.631% 11/15/2026[1]	4,000	3,508
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,500	1,179
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	3,175	2,976
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	6,955	5,981
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	2,185	1,789
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	16,500	12,845
Sprint Corp. 7.625% 3/1/2026	837	886
Sprint Corp. 6.875% 11/15/2028	11,460	12,325
Sprint Corp. 8.75% 3/15/2032	4,330	5,276
Tencent Holdings, Ltd. 3.975% 4/11/2029	900	855
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,675	1,282
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	12,134	7,983
Tencent Holdings, Ltd. 3.24% 6/3/2050	2,507	1,649
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,015	4,379
Tencent Holdings, Ltd. 3.84% 4/22/2051[1]	2,977	2,168
T-Mobile US, Inc. 3.875% 4/15/2030	300	282
T-Mobile US, Inc. 2.55% 2/15/2031	8,548	7,249
T-Mobile US, Inc. 3.40% 10/15/2052	1,160	836
Univision Communications, Inc. 4.50% 5/1/2029[1]	28,995	24,390
Univision Communications, Inc. 7.375% 6/30/2030[1]	9,420	8,915
UPC Broadband Finco BV 4.875% 7/15/2031[1]	8,130	7,040
Verizon Communications, Inc. 1.75% 1/20/2031	14,534	11,729
Verizon Communications, Inc. 2.55% 3/21/2031	14,466	12,330
Verizon Communications, Inc. 2.355% 3/15/2032	11,816	9,700
Verizon Communications, Inc. 2.65% 11/20/2040	2,157	1,542
Verizon Communications, Inc. 3.40% 3/22/2041	3,000	2,388
VZ Secured Financing BV 5.00% 1/15/2032[1]	8,090	6,609
Warner Music Group 3.75% 12/1/2029[1]	2,555	2,266
Warner Music Group 3.875% 7/15/2030[1]	8,865	7,792
Warner Music Group 3.00% 2/15/2031[1]	2,410	2,017
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[1]	9,565	8,547
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[1]	26,271	21,315
Ziggo Bond Co. BV 5.125% 2/28/2030[1]	1,300	1,047
Ziggo Bond Finance BV 4.875% 1/15/2030[1]	1,870	1,596
		688,396
Health care 6.77%
AbbVie, Inc. 4.05% 11/21/2039	1,500	1,342
AbbVie, Inc. 4.25% 11/21/2049	325	287
AmerisourceBergen Corp. 2.80% 5/15/2030	2,607	2,289
AmerisourceBergen Corp. 2.70% 3/15/2031	2,423	2,079
Amgen, Inc. 3.00% 2/22/2029	425	391
Amgen, Inc. 4.05% 8/18/2029	11,250	10,863
American Funds Multi-Sector Income Fund — Page 11 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.25% 3/2/2030	USD 9,592	$9,814
Amgen, Inc. 4.20% 3/1/2033	14,000	13,428
Amgen, Inc. 5.25% 3/2/2033	18,651	19,172
Amgen, Inc. 5.60% 3/2/2043	3,740	3,856
Amgen, Inc. 3.375% 2/21/2050	6,371	4,795
Amgen, Inc. 3.00% 1/15/2052	100	69
Amgen, Inc. 4.875% 3/1/2053	5,675	5,317
Amgen, Inc. 5.65% 3/2/2053	12,803	13,337
Amgen, Inc. 5.75% 3/2/2063	21,310	22,137
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,266	4,675
AstraZeneca Finance, LLC 4.90% 3/3/2030	4,850	4,963
AstraZeneca Finance, LLC 2.25% 5/28/2031	65	56
AstraZeneca PLC 1.375% 8/6/2030	56	46
Avantor Funding, Inc. 4.625% 7/15/2028[1]	5,615	5,325
Avantor Funding, Inc. 3.875% 11/1/2029[1]	18,375	16,463
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	1,670	1,241
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	765	350
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	2,430	1,937
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	200	125
Bausch Health Companies, Inc. 7.00% 1/15/2028[1]	2,375	959
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	14,000	5,499
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,220	457
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	20,949	8,118
Baxter International, Inc. 1.915% 2/1/2027	2,150	1,925
Baxter International, Inc. 2.272% 12/1/2028	11,125	9,675
Baxter International, Inc. 2.539% 2/1/2032	27,032	22,029
Baxter International, Inc. 3.132% 12/1/2051	8,358	5,432
Boston Scientific Corp. 2.65% 6/1/2030	4,484	3,964
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	4,785	4,677
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	7,935	6,983
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	2,265	1,993
Centene Corp. 2.45% 7/15/2028	24,620	21,442
Centene Corp. 4.625% 12/15/2029	30,621	28,819
Centene Corp. 3.375% 2/15/2030	644	562
Centene Corp. 3.00% 10/15/2030	610	514
Centene Corp. 2.50% 3/1/2031	3,280	2,659
Centene Corp. 2.625% 8/1/2031	4,440	3,602
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	3,618	3,390
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	5,730	5,092
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]	2,340	2,050
Cigna Corp. 2.375% 3/15/2031	46	39
Community Health Systems, Inc. 5.625% 3/15/2027[1]	180	158
Community Health Systems, Inc. 6.00% 1/15/2029[1]	165	140
Community Health Systems, Inc. 6.875% 4/15/2029[1]	1,200	744
CVS Health Corp. 1.75% 8/21/2030	3,625	2,949
CVS Health Corp. 5.25% 2/21/2033	13,264	13,543
CVS Health Corp. 5.625% 2/21/2053	2,470	2,505
DaVita, Inc. 4.625% 6/1/2030[1]	2,840	2,427
Elevance Health, Inc. 4.75% 2/15/2033	705	709
Elevance Health, Inc. 5.125% 2/15/2053	847	845
Eli Lilly and Company 4.70% 2/27/2033	3,182	3,264
Eli Lilly and Company 4.875% 2/27/2053	2,295	2,376
Eli Lilly and Company 4.95% 2/27/2063	4,271	4,400
Encompass Health Corp. 4.50% 2/1/2028	3,442	3,212
American Funds Multi-Sector Income Fund — Page 12 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Encompass Health Corp. 4.75% 2/1/2030	USD 3,490	$3,177
Endo DAC 6.00% 6/30/2028[1,5]	1,100	85
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[1]	3,610	2,674
GE Healthcare Holding, LLC 5.857% 3/15/2030[1]	2,710	2,837
GE Healthcare Holding, LLC 5.905% 11/22/2032[1]	15,140	16,135
GE Healthcare Holding, LLC 6.377% 11/22/2052[1]	3,075	3,442
Gilead Sciences, Inc. 2.80% 10/1/2050	225	156
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]	1,510	1,240
HCA, Inc. 5.375% 9/1/2026	425	427
HCA, Inc. 5.625% 9/1/2028	4,360	4,414
HCA, Inc. 5.875% 2/1/2029	2,870	2,934
HCA, Inc. 2.375% 7/15/2031	10,953	8,848
HCA, Inc. 4.625% 3/15/2052[1]	2,771	2,305
HealthEquity, Inc. 4.50% 10/1/2029[1]	10,340	9,200
Humana, Inc. 3.70% 3/23/2029	225	212
IMS Health Holdings, Inc. 5.00% 10/15/2026[1]	10,395	10,172
Johnson & Johnson 2.10% 9/1/2040	108	78
Kaiser Foundation Hospitals 2.81% 6/1/2041	355	260
Medline Borrower, LP, Term Loan, (3-month USD-LIBOR + 3.25%) 8.09% 10/23/2028[3,4]	2,683	2,619
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	5,681	5,290
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	3,805	3,323
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	21,930	18,450
Mozart Debt Merger Sub, Inc. 3.875% 4/1/2029[1]	2,000	1,737
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[1]	13,995	12,156
Novartis Capital Corp. 1.75% 2/14/2025	32	31
Novartis Capital Corp. 2.00% 2/14/2027	329	304
Option Care Health, Inc. 4.375% 10/31/2029[1]	3,560	3,148
Owens & Minor, Inc. 6.625% 4/1/2030[1]	14,480	12,448
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	450	335
Partners HealthCare System, Inc. 3.192% 7/1/2049	42	31
Pfizer, Inc. 3.45% 3/15/2029	383	370
Radiology Partners, Inc. 9.25% 2/1/2028[1]	12,830	7,106
Rede D’Or Finance SARL 4.95% 1/17/2028	590	533
Rede D’Or Finance SARL 4.50% 1/22/2030	1,290	1,061
Roche Holdings, Inc. 1.93% 12/13/2028[1]	4,670	4,116
Roche Holdings, Inc. 2.076% 12/13/2031[1]	4,653	3,931
Roche Holdings, Inc. 2.607% 12/13/2051[1]	590	413
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	5,735	4,351
Select Medical Holdings Corp. 6.25% 8/15/2026[1]	6,196	6,016
Summa Health 3.511% 11/15/2051	1,325	967
Surgery Center Holdings 10.00% 4/15/2027[1]	3,802	3,880
Tenet Healthcare Corp. 4.625% 7/15/2024	771	761
Tenet Healthcare Corp. 4.625% 9/1/2024	5,000	4,917
Tenet Healthcare Corp. 4.875% 1/1/2026	2,135	2,095
Tenet Healthcare Corp. 5.125% 11/1/2027	3,270	3,142
Tenet Healthcare Corp. 6.125% 10/1/2028	2,928	2,809
Tenet Healthcare Corp. 4.375% 1/15/2030	6,000	5,390
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	478	479
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	24,675	22,355
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	21,075	19,698
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	24,260	24,292
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	22,085	20,027
Teva Pharmaceutical Finance Co. BV 7.875% 9/15/2029	8,340	8,736
Teva Pharmaceutical Finance Co. BV 8.125% 9/15/2031	4,281	4,499
American Funds Multi-Sector Income Fund — Page 13 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	USD 7,000	$4,671
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032	1,397	1,451
UnitedHealth Group, Inc. 5.30% 2/15/2030	8,500	8,964
UnitedHealth Group, Inc. 5.35% 2/15/2033	8,500	9,042
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,868	7,711
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	166
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,179
UnitedHealth Group, Inc. 5.875% 2/15/2053	4,300	4,841
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	155
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	141
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[1]	14,460	11,905
Zoetis, Inc. 5.60% 11/16/2032	6,400	6,830
		658,977
Industrials 6.27%
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	16,921	16,655
Atkore, Inc. 4.25% 6/1/2031[1]	5,750	5,039
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 7.59% 9/22/2028[3,4]	3,950	3,916
BOC Aviation, Ltd. 3.00% 9/11/2029	2,579	2,305
BOC Aviation, Ltd. 2.625% 9/17/2030	1,121	956
Boeing Company 2.75% 2/1/2026	500	475
Boeing Company 2.196% 2/4/2026	25	23
Boeing Company 3.25% 2/1/2028	1,078	1,005
Boeing Company 5.15% 5/1/2030	13,333	13,423
Boeing Company 3.625% 2/1/2031	4,738	4,345
Boeing Company 3.50% 3/1/2039	7,463	5,874
Boeing Company 5.705% 5/1/2040	14,095	14,273
Boeing Company 3.75% 2/1/2050	83	63
Boeing Company 5.805% 5/1/2050	7,924	7,988
Bombardier, Inc. 7.125% 6/15/2026[1]	13,665	13,726
Bombardier, Inc. 7.875% 4/15/2027[1]	11,970	12,129
Bombardier, Inc. 6.00% 2/15/2028[1]	10,940	10,666
Bombardier, Inc. 7.50% 2/1/2029[1]	5,279	5,398
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	750	603
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	479	367
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	23,990	16,835
BWX Technologies, Inc. 4.125% 6/30/2028[1]	8,135	7,335
BWX Technologies, Inc. 4.125% 4/15/2029[1]	3,415	3,032
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	435	395
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	363	314
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	172	138
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	23,487	16,854
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	4,910	4,387
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	4,470	4,047
Clean Harbors, Inc. 6.375% 2/1/2031[1]	5,635	5,755
CoreLogic, Inc. 4.50% 5/1/2028[1]	7,500	5,698
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.375% 6/4/2029[3,4]	4,225	3,156
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 7.934% 4/12/2028[3,4]	144	128
Covanta Holding Corp. 4.875% 12/1/2029[1]	8,120	7,233
CSX Corp. 4.50% 3/15/2049	25	23
CSX Corp. 2.50% 5/15/2051	37,495	24,230
Dun & Bradstreet Corp. 5.00% 12/15/2029[1]	13,398	11,616
Eaton Corp. 4.70% 8/23/2052	860	828
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]	400	352
American Funds Multi-Sector Income Fund — Page 14 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Dynamics Corp. 1.15% 6/1/2026	USD 4,600	$4,173
General Dynamics Corp. 3.625% 4/1/2030	5,230	5,011
Harsco Corp. 5.75% 7/31/2027[1]	6,254	4,917
Honeywell International, Inc. 2.70% 8/15/2029	7,040	6,489
LABL Escrow Issuer, LLC 10.50% 7/15/2027[1]	665	616
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	4,241	4,086
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,728	3,592
Lockheed Martin Corp. 5.10% 11/15/2027	6,087	6,325
Lockheed Martin Corp. 1.85% 6/15/2030	250	212
Lockheed Martin Corp. 2.80% 6/15/2050	2,815	2,047
Lockheed Martin Corp. 5.70% 11/15/2054	1,471	1,678
Lockheed Martin Corp. 5.90% 11/15/2063	1,368	1,606
LSC Communications, Inc. 8.75% 10/15/2023[1,5,8]	45	— [7]
Masco Corp. 2.00% 2/15/2031	48	38
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,188
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,629
Mexico City Airport Trust 5.50% 7/31/2047	7,300	5,628
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	11,267	11,242
Moog, Inc. 4.25% 12/9/2027[1]	5,516	5,109
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	1,200	1,073
Norfolk Southern Corp. 4.45% 3/1/2033	1,698	1,653
Norfolk Southern Corp. 3.05% 5/15/2050	16,043	11,148
Northrop Grumman Corp. 4.70% 3/15/2033	4,464	4,512
Northrop Grumman Corp. 4.95% 3/15/2053	2,225	2,221
PGT Innovations, Inc. 4.375% 10/1/2029[1]	7,830	7,086
PM General Purchaser, LLC 9.50% 10/1/2028[1]	9,700	8,896
Raytheon Technologies Corp. 1.90% 9/1/2031	1,515	1,238
Raytheon Technologies Corp. 5.15% 2/27/2033	2,474	2,576
Raytheon Technologies Corp. 2.82% 9/1/2051	6,135	4,265
Raytheon Technologies Corp. 5.375% 2/27/2053	746	786
Regal Rexnord Corp. 6.30% 2/15/2030[1]	20,000	20,159
Regal Rexnord Corp. 6.40% 4/15/2033[1]	20,000	20,036
Republic Services, Inc. 1.45% 2/15/2031	18,975	15,106
Republic Services, Inc. 2.375% 3/15/2033	1,390	1,149
Republic Services, Inc. 5.00% 4/1/2034	10,502	10,706
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	8,690	8,960
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	13,720	14,396
Sabre GLBL, Inc. 11.25% 12/15/2027[1]	9,135	8,518
Sensata Technologies Holding BV 4.00% 4/15/2029[1]	13,995	12,657
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	150	131
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	770	744
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 8.558% 10/20/2027[3,4]	713	740
Spirit AeroSystems, Inc. 4.60% 6/15/2028	14,075	11,945
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	9,109	9,952
SRS Distribution, Inc. 4.625% 7/1/2028[1]	5,810	5,168
Stericycle, Inc. 3.875% 1/15/2029[1]	11,010	9,625
TransDigm, Inc. 6.25% 3/15/2026[1]	5,095	5,105
TransDigm, Inc. 5.50% 11/15/2027	3,400	3,210
TransDigm, Inc. 6.75% 8/15/2028[1]	6,080	6,148
TransDigm, Inc. 4.625% 1/15/2029	8,765	7,801
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,763
Triumph Group, Inc. 9.00% 3/15/2028[1]	17,877	17,918
Uber Technologies, Inc. 8.00% 11/1/2026[1]	13,360	13,710
Union Pacific Corp. 2.80% 2/14/2032	12,330	10,835
American Funds Multi-Sector Income Fund — Page 15 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 4.30% 3/1/2049	USD 75	$68
Union Pacific Corp. 3.25% 2/5/2050	13	10
Union Pacific Corp. 2.95% 3/10/2052	26,515	18,923
United Airlines, Inc. 4.375% 4/15/2026[1]	1,620	1,552
United Airlines, Inc. 4.625% 4/15/2029[1]	1,315	1,191
United Rentals, Inc. 5.25% 1/15/2030	5,300	5,106
United Rentals, Inc. 3.75% 1/15/2032	4,600	3,967
Waste Management, Inc. 2.50% 11/15/2050	6,715	4,372
WESCO Distribution, Inc. 7.125% 6/15/2025[1]	1,975	2,009
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	6,985	7,179
		610,484
Materials 5.20%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	300	297
Allegheny Technologies, Inc. 4.875% 10/1/2029	12,115	11,044
Allegheny Technologies, Inc. 5.125% 10/1/2031	6,060	5,523
Alpek, SAB de CV, 3.25% 2/25/2031	3,000	2,428
Alpek, SAB de CV, 3.25% 2/25/2031[1]	1,100	890
Anglo American Capital PLC 2.625% 9/10/2030[1]	5,960	4,962
Anglo American Capital PLC 2.875% 3/17/2031[1]	561	470
Anglo American Capital PLC 3.95% 9/10/2050[1]	206	159
Ardagh Group SA 6.50% Cash 6/30/2027[1,6]	7,753	5,940
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]	19,300	15,121
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	6,000	4,736
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	11,005	10,469
Ball Corp. 6.875% 3/15/2028	23,230	24,067
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	5,850	5,927
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	6,279	6,409
Bluestar Finance Holdings, Ltd. 3.875% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 6.651% on 6/24/2023)[2]	4,580	4,557
Braskem Idesa SAPI 7.45% 11/15/2029	4,900	3,939
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,150	1,728
Braskem Idesa SAPI 6.99% 2/20/2032	18,525	13,997
Braskem Idesa SAPI 6.99% 2/20/2032[1]	5,880	4,443
Braskem Netherlands Finance BV 4.50% 1/31/2030[1]	1,170	995
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	9,535	9,170
Braskem SA 4.50% 1/31/2030	850	723
Braskem SA 5.875% 1/31/2050[1]	400	301
CAN-PACK SA 3.875% 11/15/2029[1]	12,535	10,163
Celanese US Holdings, LLC 6.379% 7/15/2032	18,286	18,558
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	3,960	4,035
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	160	159
CVR Partners, LP 6.125% 6/15/2028[1]	5,965	5,295
Element Solutions, Inc. 3.875% 9/1/2028[1]	11,735	10,313
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	242	242
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	1,122	1,089
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	19,038	18,371
Fresnillo PLC 4.25% 10/2/2050[1]	1,100	829
FXI Holdings, Inc. 7.875% 11/1/2024[1]	7,501	7,005
FXI Holdings, Inc. 12.25% 11/15/2026[1]	23,540	20,951
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	11,500	10,350
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]	1,600	1,440
Gran Colombia Gold Corp. 6.875% 8/9/2026[1]	1,860	1,523
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[1]	24	20
American Funds Multi-Sector Income Fund — Page 16 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	USD 1,044	$839
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	22,705	15,465
LABL, Inc. 9.50% 11/1/2028[1]	6,555	6,621
LABL, Inc. 8.25% 11/1/2029[1]	2,535	2,166
LSB Industries, Inc. 6.25% 10/15/2028[1]	16,940	15,093
LYB International Finance III, LLC 3.625% 4/1/2051	1,091	777
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	8,291	8,298
Methanex Corp. 5.125% 10/15/2027	1,990	1,878
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	11,900	12,225
Nova Chemicals Corp. 5.25% 6/1/2027[1]	3,100	2,830
Nova Chemicals Corp. 4.25% 5/15/2029[1]	11,640	9,528
Novelis Corp. 4.75% 1/30/2030[1]	6,326	5,820
Novelis Corp. 3.875% 8/15/2031[1]	7,021	5,924
Nutrien, Ltd. 5.90% 11/7/2024	774	785
Nutrien, Ltd. 5.80% 3/27/2053	3,808	3,927
OCI NV 6.70% 3/16/2033[1]	22,616	22,585
Olin Corp. 5.00% 2/1/2030	3,000	2,816
Praxair, Inc. 2.00% 8/10/2050	18	11
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	22,390	19,988
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	13,505	11,193
Scotts Miracle-Gro Co. 4.50% 10/15/2029	6,308	5,431
Scotts Miracle-Gro Co. 4.375% 2/1/2032	9,015	7,255
Sealed Air Corp. 4.00% 12/1/2027[1]	11,364	10,615
Sealed Air Corp. 6.125% 2/1/2028[1]	19,042	19,274
Sherwin-Williams Company 2.90% 3/15/2052	20,925	13,486
South32 Treasury, Ltd. 4.35% 4/14/2032[1]	1,753	1,565
Summit Materials, LLC 6.50% 3/15/2027[1]	270	268
Summit Materials, LLC 5.25% 1/15/2029[1]	9,060	8,575
Trivium Packaging BV 5.50% 8/15/2026[1]	1,495	1,434
Trivium Packaging BV 8.50% 8/15/2027[1]	7,600	6,923
Valvoline, Inc. 4.25% 2/15/2030[1]	5,960	5,850
Valvoline, Inc. 3.625% 6/15/2031[1]	9,015	7,665
Venator Finance SARL 9.50% 7/1/2025[1]	8,610	5,381
Venator Finance SARL 5.75% 7/15/2025[1]	3,015	438
W. R. Grace Holdings, LLC 5.625% 8/15/2029[1]	2,055	1,747
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	12,415	12,497
		505,811
Utilities 5.10%
AEP Transmission Co., LLC 2.75% 8/15/2051	2,476	1,651
AEP Transmission Co., LLC 5.40% 3/15/2053	1,350	1,408
AES Panama Generation Holdings SRL 4.375% 5/31/2030	3,893	3,352
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]	875	753
Alabama Power Co. 3.94% 9/1/2032	15,000	14,104
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	7,110	5,220
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	2,125	1,881
American Electric Power Company, Inc. 1.00% 11/1/2025	25	23
AmeriGas Partners, LP 5.625% 5/20/2024	175	172
Calpine Corp. 5.125% 3/15/2028[1]	1,070	981
CenterPoint Energy, Inc. 2.90% 7/1/2050	15,735	11,001
CenterPoint Energy, Inc. 3.35% 4/1/2051	7,907	6,040
CenterPoint Energy, Inc. 3.60% 3/1/2052	432	343
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[1]	205	200
Connecticut Light and Power Co. 2.05% 7/1/2031	175	145
American Funds Multi-Sector Income Fund — Page 17 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consorcio Transmantaro SA 4.70% 4/16/2034	USD 1,000	$916
Consumers Energy Co. 3.80% 11/15/2028	2,000	1,932
Consumers Energy Co. 3.60% 8/15/2032	6,175	5,720
Consumers Energy Co. 4.625% 5/15/2033	14,800	14,771
Consumers Energy Co. 3.25% 8/15/2046	1,841	1,380
Consumers Energy Co. 3.10% 8/15/2050	3,643	2,632
Consumers Energy Co. 3.50% 8/1/2051	684	536
Consumers Energy Co. 2.65% 8/15/2052	13,113	8,695
DPL, Inc. 4.125% 7/1/2025	7,600	7,268
DTE Electric Co. 2.625% 3/1/2031	16,599	14,374
DTE Electric Co. 3.65% 3/1/2052	2,100	1,675
DTE Energy Company 1.90% 4/1/2028	1,010	892
Duke Energy Carolinas, LLC 2.45% 8/15/2029	11,006	9,619
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,110	4,284
Duke Energy Corp. 3.50% 6/15/2051	2,481	1,817
Duke Energy Florida, LLC 1.75% 6/15/2030	74	61
Duke Energy Florida, LLC 5.95% 11/15/2052	3,200	3,567
Duke Energy Progress, LLC 2.00% 8/15/2031	3,925	3,219
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	691
Edison International 5.75% 6/15/2027	4,454	4,553
Edison International 4.125% 3/15/2028	2,779	2,642
Edison International 6.95% 11/15/2029	4,000	4,330
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]	4,000	3,324
Emera US Finance, LP 2.639% 6/15/2031	3,395	2,730
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	500	383
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	153
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	950	686
Enfragen Energia Sur SA 5.375% 12/30/2030	6,300	3,788
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	7,170	6,456
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[1]	3,000	2,528
ENN Energy Holdings, Ltd. 2.625% 9/17/2030	1,000	843
Entergy Corp. 2.40% 6/15/2031	6,150	5,099
Entergy Louisiana, LLC 2.35% 6/15/2032	10,000	8,222
Entergy Louisiana, LLC 4.75% 9/15/2052	6,150	5,787
FirstEnergy Corp. 4.10% 5/15/2028[1]	834	807
FirstEnergy Corp. 2.65% 3/1/2030	12,972	11,047
FirstEnergy Corp. 2.25% 9/1/2030	1,518	1,255
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	11,954	11,799
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	2,961	2,675
Florida Power & Light Company 5.05% 4/1/2028	8,975	9,281
Florida Power & Light Company 5.10% 4/1/2033	7,225	7,494
Florida Power & Light Company 2.875% 12/4/2051	18,685	13,145
Florida Power & Light Company 5.30% 4/1/2053	4,000	4,260
Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	4,730
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	350	324
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	50	49
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	4,202	3,519
Light Servicos de Eletricidade SA 4.375% 6/18/2026	9,800	2,930
Monongahela Power Co. 3.55% 5/15/2027[1]	1,775	1,686
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030	5,786	4,895
NiSource Finance Corp. 5.00% 6/15/2052	2,424	2,308
NiSource, Inc. 5.25% 3/30/2028	1,600	1,629
Northern States Power Co. 2.90% 3/1/2050	172	122
American Funds Multi-Sector Income Fund — Page 18 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 2.60% 6/1/2051	USD 2,870	$1,911
Oncor Electric Delivery Company, LLC 4.15% 6/1/2032	674	651
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	1,875	1,867
Oncor Electric Delivery Company, LLC 3.75% 4/1/2045	8,195	6,879
Oncor Electric Delivery Company, LLC 3.10% 9/15/2049	3,256	2,401
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051	8,174	5,548
Pacific Gas and Electric Co. 2.95% 3/1/2026	258	240
Pacific Gas and Electric Co. 3.30% 3/15/2027	373	341
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,728	15,474
Pacific Gas and Electric Co. 3.30% 12/1/2027	183	165
Pacific Gas and Electric Co. 3.75% 7/1/2028	1,094	1,008
Pacific Gas and Electric Co. 4.65% 8/1/2028	125	118
Pacific Gas and Electric Co. 4.55% 7/1/2030	13,487	12,646
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,588	13,453
Pacific Gas and Electric Co. 3.25% 6/1/2031	7,842	6,653
Pacific Gas and Electric Co. 3.30% 8/1/2040	920	654
Pacific Gas and Electric Co. 3.50% 8/1/2050	12,171	8,051
PG&E Corp. 5.00% 7/1/2028	1,610	1,522
PG&E Corp. 5.25% 7/1/2030	11,890	11,053
Progress Energy, Inc. 7.75% 3/1/2031	4,359	5,047
Progress Energy, Inc. 7.00% 10/30/2031	2,389	2,647
Public Service Company of Colorado 1.90% 1/15/2031	2,784	2,303
Public Service Company of Colorado 1.875% 6/15/2031	6,542	5,349
Public Service Electric and Gas Co. 3.20% 5/15/2029	2,231	2,049
Public Service Electric and Gas Co. 3.10% 3/15/2032	4,663	4,170
Southern California Edison Co. 0.70% 4/3/2023	1,530	1,530
Southern California Edison Co. 0.975% 8/1/2024	2,240	2,120
Southern California Edison Co. 4.70% 6/1/2027	22,602	22,669
Southern California Edison Co. 3.65% 3/1/2028	1,000	945
Southern California Edison Co. 4.20% 3/1/2029	165	160
Southern California Edison Co. 2.85% 8/1/2029	1,352	1,210
Southern California Edison Co. 2.25% 6/1/2030	819	696
Southern California Edison Co. 2.50% 6/1/2031	10,974	9,319
Southern California Edison Co. 2.75% 2/1/2032	3,597	3,091
Southern California Edison Co. 3.65% 2/1/2050	4,400	3,397
Southern California Edison Co. 2.95% 2/1/2051	145	98
Southern California Edison Co., Series C, 3.60% 2/1/2045	2,643	2,006
Southwestern Electric Power Co. 3.25% 11/1/2051	4,154	2,899
State Grid Overseas Investment, Ltd. 4.375% 5/22/2043	2,800	2,676
State Grid Overseas Investment, Ltd. 4.85% 5/7/2044	2,000	2,034
Talen Energy Corp. 10.50% 1/15/2026[1,5]	7,960	3,214
Talen Energy Corp. 7.25% 5/15/2027[1]	1,255	1,290
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.506% 11/13/2023[3,4]	2,840	2,861
Tampa Electric Co. 3.625% 6/15/2050	1,075	827
Tampa Electric Co. 5.00% 7/15/2052	1,737	1,678
Union Electric Co. 2.15% 3/15/2032	2,850	2,336
Union Electric Co. 3.90% 4/1/2052	2,395	2,016
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	12,680	11,449
Virginia Electric and Power Co. 2.875% 7/15/2029	4,085	3,707
Virginia Electric and Power Co. 2.30% 11/15/2031	5,900	4,903
Virginia Electric and Power Co. 2.40% 3/30/2032	3,925	3,269
Virginia Electric and Power Co. 2.45% 12/15/2050	180	111
WEC Energy Group, Inc. 5.15% 10/1/2027	3,350	3,411
American Funds Multi-Sector Income Fund — Page 19 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Power and Light Co. 1.95% 9/16/2031	USD 2,240	$1,812
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,660	1,562
Xcel Energy, Inc. 3.35% 12/1/2026	1,130	1,078
Xcel Energy, Inc. 1.75% 3/15/2027	4,217	3,778
Xcel Energy, Inc. 2.60% 12/1/2029	181	158
Xcel Energy, Inc. 3.40% 6/1/2030	10,948	10,005
Xcel Energy, Inc. 2.35% 11/15/2031	1,660	1,361
Xcel Energy, Inc. 3.50% 12/1/2049	2,360	1,820
		496,498
Consumer staples 3.78%
7-Eleven, Inc. 0.95% 2/10/2026[1]	255	229
7-Eleven, Inc. 1.30% 2/10/2028[1]	252	215
7-Eleven, Inc. 1.80% 2/10/2031[1]	13,213	10,478
7-Eleven, Inc. 2.50% 2/10/2041[1]	900	609
7-Eleven, Inc. 2.80% 2/10/2051[1]	10,815	6,968
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,185	2,774
Altria Group, Inc. 3.40% 5/6/2030	2,696	2,399
Altria Group, Inc. 3.875% 9/16/2046	18,606	13,413
Altria Group, Inc. 4.45% 5/6/2050	13,286	9,931
Altria Group, Inc. 3.70% 2/4/2051	27,559	18,630
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	90	88
Anheuser-Busch InBev NV 4.60% 4/15/2048	8,292	7,834
Anheuser-Busch InBev NV 4.439% 10/6/2048	180	164
B&G Foods, Inc. 5.25% 4/1/2025	10,870	10,134
B&G Foods, Inc. 5.25% 9/15/2027	5,735	4,923
British American Tobacco PLC 2.726% 3/25/2031	2,750	2,231
British American Tobacco PLC 4.54% 8/15/2047	154	115
British American Tobacco PLC 4.758% 9/6/2049	512	394
British American Tobacco PLC 3.984% 9/25/2050	34,940	24,057
British American Tobacco PLC 5.65% 3/16/2052	2,375	2,089
Central Garden & Pet Co. 4.125% 10/15/2030	3,600	3,184
Central Garden & Pet Co. 4.125% 4/30/2031[1]	18,275	15,798
Conagra Brands, Inc. 1.375% 11/1/2027	5,135	4,410
Conagra Brands, Inc. 5.30% 11/1/2038	2	2
Constellation Brands, Inc. 2.875% 5/1/2030	1,040	913
Constellation Brands, Inc. 2.25% 8/1/2031	20,750	17,060
Constellation Brands, Inc. 4.75% 5/9/2032	244	241
Darling Ingredients, Inc. 5.25% 4/15/2027[1]	2,055	2,006
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,970	16,928
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	3,320	2,922
Ingles Markets, Inc. 4.00% 6/15/2031[1]	11,345	9,870
InRetail Consumer 3.25% 3/22/2028[1]	1,100	952
Kroger Co. 3.95% 1/15/2050	11,840	9,685
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	6,070	5,558
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	14,720	12,856
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	7,985	7,314
MARB BondCo PLC 3.95% 1/29/2031[1]	2,577	1,962
Marfrig Global Foods SA 3.95% 1/29/2031	4,765	3,627
Natura Cosmeticos SA 4.125% 5/3/2028[1]	3,800	3,098
NBM US Holdings, Inc. 6.625% 8/6/2029[9]	500	463
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 8.909% 10/1/2026[3,4]	13,507	13,395
PepsiCo, Inc. 1.625% 5/1/2030	6	5
American Funds Multi-Sector Income Fund — Page 20 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
PepsiCo, Inc. 1.40% 2/25/2031	USD 34	$28
PepsiCo, Inc. 1.95% 10/21/2031	2,459	2,078
PepsiCo, Inc. 2.75% 10/21/2051	7,077	5,210
Performance Food Group, Inc. 5.50% 10/15/2027[1]	4,105	4,017
Performance Food Group, Inc. 4.25% 8/1/2029[1]	12,433	11,178
Philip Morris International, Inc. 3.375% 8/15/2029	37	34
Philip Morris International, Inc. 5.625% 11/17/2029	9,826	10,272
Philip Morris International, Inc. 1.75% 11/1/2030	2,713	2,182
Philip Morris International, Inc. 5.75% 11/17/2032	11,020	11,572
Philip Morris International, Inc. 5.375% 2/15/2033	5,710	5,837
Philip Morris International, Inc. 4.125% 3/4/2043	12	10
Philip Morris International, Inc. 4.25% 11/10/2044	15	13
Post Holdings, Inc. 5.625% 1/15/2028[1]	7,370	7,230
Post Holdings, Inc. 5.50% 12/15/2029[1]	8,255	7,788
Post Holdings, Inc. 4.625% 4/15/2030[1]	12,811	11,493
Post Holdings, Inc. 4.50% 9/15/2031[1]	2,000	1,762
Prestige Brands International, Inc. 5.125% 1/15/2028[1]	5,345	5,188
Prestige Brands International, Inc. 3.75% 4/1/2031[1]	5,985	5,078
PT Indofood CBP Sukses Makmur Tbk 4.745% 6/9/2051	5,934	4,304
Simmons Foods, Inc. 4.625% 3/1/2029[1]	16,820	13,690
US Foods, Inc. 4.625% 6/1/2030[1]	7,670	6,926
Wal-Mart Stores, Inc. 4.15% 9/9/2032	1,350	1,362
Wal-Mart Stores, Inc. 4.50% 9/9/2052	680	680
		367,856
Information technology 3.13%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 8.325% 6/13/2024[3,4]	6,634	6,243
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.075% 6/13/2025[3,4]	8,090	6,553
Analog Devices, Inc. 1.70% 10/1/2028	398	346
Analog Devices, Inc. 2.10% 10/1/2031	19,575	16,494
Analog Devices, Inc. 2.95% 10/1/2051	3,709	2,722
Apple, Inc. 3.95% 8/8/2052	4,588	4,118
BMC Software, Inc. 7.125% 10/2/2025[1]	5,100	5,082
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 10.34% 2/27/2026[3,4]	7,150	6,952
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	5,265	4,809
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	7,907	7,142
Broadcom Corp. 3.875% 1/15/2027	53	51
Broadcom, Inc. 4.00% 4/15/2029[1]	992	929
Broadcom, Inc. 4.75% 4/15/2029	220	217
Broadcom, Inc. 4.15% 11/15/2030	350	325
Broadcom, Inc. 2.45% 2/15/2031[1]	8,141	6,669
Broadcom, Inc. 4.15% 4/15/2032[1]	3,121	2,845
Broadcom, Inc. 2.60% 2/15/2033[1]	6,660	5,227
Broadcom, Inc. 3.469% 4/15/2034[1]	406	334
Broadcom, Inc. 3.137% 11/15/2035[1]	802	617
Broadcom, Inc. 3.187% 11/15/2036[1]	67	51
Broadcom, Inc. 4.926% 5/15/2037[1]	9,780	8,903
Broadcom, Inc. 3.50% 2/15/2041[1]	4,787	3,615
Broadcom, Inc. 3.75% 2/15/2051[1]	4,334	3,198
CDK Global, Inc. 7.25% 6/15/2029[1]	8,175	8,042
CommScope Finance, LLC 8.25% 3/1/2027[1]	9,650	7,913
CommScope Technologies, LLC 6.00% 6/15/2025[1]	5,000	4,714
CommScope Technologies, LLC 5.00% 3/15/2027[1]	2,550	1,868
CommScope, Inc. 7.125% 7/1/2028[1]	19,100	14,110
American Funds Multi-Sector Income Fund — Page 21 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1]	USD 8,886	$4,554
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,6]	8,000	2,043
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.75% 6/5/2023[3,4]	1,423	1,423
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[3,4]	9,421	4,805
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.629% 7/15/2025[3,4]	1,297	1,362
Entegris Escrow Corp. 4.75% 4/15/2029[1]	1,795	1,699
Fair Isaac Corp. 4.00% 6/15/2028[1]	8,305	7,710
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 5.492% 6/13/2024[3,4]	EUR 2,614	2,561
Gartner, Inc. 4.50% 7/1/2028[1]	USD 3,270	3,107
Gartner, Inc. 3.625% 6/15/2029[1]	5,330	4,761
Gartner, Inc. 3.75% 10/1/2030[1]	5,165	4,641
Intel Corp. 4.875% 2/10/2028	1,368	1,391
Intel Corp. 5.20% 2/10/2033	18,244	18,592
Intel Corp. 5.70% 2/10/2053	10,145	10,365
Intel Corp. 5.90% 2/10/2063	590	608
Lenovo Group, Ltd. 6.536% 7/27/2032	10,000	10,166
MoneyGram International, Inc. 5.375% 8/1/2026[1]	12,555	12,598
Oracle Corp. 3.60% 4/1/2050	50	36
Oracle Corp. 3.95% 3/25/2051	212	160
salesforce.com, inc. 2.90% 7/15/2051	25,015	17,768
ServiceNow, Inc. 1.40% 9/1/2030	18,684	15,060
SK hynix, Inc. 1.50% 1/19/2026	4,300	3,823
SK hynix, Inc. 1.50% 1/19/2026[1]	200	178
SK hynix, Inc. 6.375% 1/17/2028[1]	3,855	3,879
SK hynix, Inc. 2.375% 1/19/2031	7,600	5,695
SK hynix, Inc. 6.50% 1/17/2033	7,375	7,328
SK hynix, Inc. 6.50% 1/17/2033[1]	2,625	2,608
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[3,4]	24,010	21,819
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 10.032% 5/3/2027[3,4]	3,550	3,426
VeriSign, Inc. 2.70% 6/15/2031	729	619
		304,874
Real estate 2.53%
American Tower Corp. 2.95% 1/15/2051	15,000	9,622
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	5,200	3,897
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	6,375	4,652
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	3,770	3,376
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	3,780	3,039
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[1]	3,240	2,621
Crown Castle, Inc. 5.00% 1/11/2028	19,192	19,355
Equinix, Inc. 1.45% 5/15/2026	2,260	2,035
Equinix, Inc. 2.90% 11/18/2026	68	63
Equinix, Inc. 1.55% 3/15/2028	105	89
Equinix, Inc. 2.00% 5/15/2028	894	765
Equinix, Inc. 3.20% 11/18/2029	75	67
Equinix, Inc. 2.15% 7/15/2030	7,030	5,752
Equinix, Inc. 2.50% 5/15/2031	1,335	1,100
Equinix, Inc. 3.90% 4/15/2032	1,150	1,047
Equinix, Inc. 2.95% 9/15/2051	3,250	2,086
Equinix, Inc. 3.40% 2/15/2052	819	576
American Funds Multi-Sector Income Fund — Page 22 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio, LP 2.55% 6/15/2031	USD 1,762	$1,450
Extra Space Storage, LP 5.70% 4/1/2028	968	975
Extra Space Storage, LP 2.35% 3/15/2032	168	132
FibraSOMA 4.375% 7/22/2031[1]	3,933	2,908
Howard Hughes Corp. 5.375% 8/1/2028[1]	2,466	2,249
Howard Hughes Corp. 4.125% 2/1/2029[1]	9,840	8,348
Howard Hughes Corp. 4.375% 2/1/2031[1]	12,035	9,704
Iron Mountain, Inc. 5.25% 3/15/2028[1]	3,185	3,038
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,224	2,072
Iron Mountain, Inc. 4.875% 9/15/2029[1]	7,610	6,848
Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,000	2,708
Iron Mountain, Inc. 4.50% 2/15/2031[1]	2,665	2,293
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	17,550	13,973
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	19,620	14,500
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	3,020	2,219
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	2,820	2,230
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	5,500	3,982
Medical Properties Trust, Inc. 5.00% 10/15/2027	90	74
Medical Properties Trust, Inc. 3.50% 3/15/2031	16,215	10,931
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	9,000	8,297
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	10,330	8,899
Prologis, LP 4.75% 6/15/2033	3,870	3,849
Public Storage 1.95% 11/9/2028	417	367
Public Storage 2.25% 11/9/2031	8,155	6,773
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	5,755	5,205
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	2,610	2,392
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	3,380	2,826
Sun Communities Operating, LP 2.30% 11/1/2028	198	169
Sun Communities Operating, LP 2.70% 7/15/2031	3,382	2,740
Sun Communities Operating, LP 4.20% 4/15/2032	24,225	21,672
VICI Properties, LP 4.625% 6/15/2025[1]	325	315
VICI Properties, LP 4.75% 2/15/2028	876	831
VICI Properties, LP 3.875% 2/15/2029[1]	3,880	3,454
VICI Properties, LP 4.95% 2/15/2030	8,380	7,872
VICI Properties, LP 4.125% 8/15/2030[1]	145	128
VICI Properties, LP 5.125% 5/15/2032	6,694	6,313
VICI Properties, LP 5.625% 5/15/2052	4,250	3,832
Westfield Corp., Ltd. 3.50% 6/15/2029[1]	10	8
WeWork Companies, LLC 5.00% 7/10/2025[1]	14,325	7,271
Xenia Hotels & Resorts, Inc. 4.875% 6/1/2029[1]	2,120	1,800
		245,789
Total corporate bonds, notes & loans		6,704,593
Bonds & notes of governments & government agencies outside the U.S. 7.82%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	15,000	13,686
Abu Dhabi (Emirate of) 3.125% 4/16/2030	6,500	6,131
Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]	12,800	10,807
Abu Dhabi (Emirate of) 1.875% 9/15/2031	1,500	1,268
Abu Dhabi (Emirate of) 3.875% 4/16/2050	9,900	8,437
Angola (Republic of) 8.25% 5/9/2028	2,500	2,218
Angola (Republic of) 8.00% 11/26/2029	25,240	21,717
Angola (Republic of) 8.75% 4/14/2032	3,100	2,627
Argentine Republic 1.00% 7/9/2029	5,233	1,477
American Funds Multi-Sector Income Fund — Page 23 of 43

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[2]	USD 62,185	$18,169
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[2]	57,116	14,989
Armenia (Republic of) 7.15% 3/26/2025	200	203
Brazil (Federative Republic of) 4.75% 1/14/2050	12,300	9,129
Chile (Republic of) 3.10% 5/7/2041	9,020	6,793
Chile (Republic of) 4.34% 3/7/2042	1,815	1,608
Colombia (Republic of) 4.50% 3/15/2029	300	265
Colombia (Republic of) 3.00% 1/30/2030	3,800	2,990
Colombia (Republic of) 3.125% 4/15/2031	1,311	1,003
Colombia (Republic of) 3.25% 4/22/2032	10,720	8,004
Colombia (Republic of) 8.00% 4/20/2033	8,870	9,100
Colombia (Republic of) 7.50% 2/2/2034	10,925	10,759
Colombia (Republic of) 7.375% 9/18/2037	300	289
Colombia (Republic of) 5.625% 2/26/2044	902	685
Colombia (Republic of) 5.00% 6/15/2045	11,144	7,817
Colombia (Republic of) 5.20% 5/15/2049	200	140
Colombia (Republic of) 4.125% 5/15/2051	400	247
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,213
Costa Rica (Republic of) 6.125% 2/19/2031[1]	1,700	1,694
Costa Rica (Republic of) 7.158% 3/12/2045	1,200	1,189
Development Bank of Mongolia, LLC 7.25% 10/23/2023	6,210	6,055
Dominican Republic 5.50% 1/27/2025	1,400	1,386
Dominican Republic 6.875% 1/29/2026	1,000	1,018
Dominican Republic 5.95% 1/25/2027	1,650	1,629
Dominican Republic 5.50% 2/22/2029	2,757	2,604
Dominican Republic 4.50% 1/30/2030	8,243	7,198
Dominican Republic 4.50% 1/30/2030[1]	5,789	5,055
Dominican Republic 7.05% 2/3/2031[1]	4,455	4,535
Dominican Republic 6.00% 2/22/2033	5,120	4,705
Dominican Republic 6.00% 2/22/2033[1]	1,285	1,181
Dominican Republic 5.30% 1/21/2041[1]	412	322
Dominican Republic 6.85% 1/27/2045	1,100	986
Dominican Republic 5.875% 1/30/2060	21,800	16,749
Dominican Republic 5.875% 1/30/2060[1]	1,700	1,306
Egypt (Arab Republic of) 6.588% 2/21/2028	7,100	4,980
Egypt (Arab Republic of) 6.588% 2/21/2028[1]	1,200	842
Egypt (Arab Republic of) 7.60% 3/1/2029	3,600	2,521
Egypt (Arab Republic of) 5.875% 2/16/2031	18,000	10,959
Egypt (Arab Republic of) 5.875% 2/16/2031[1]	6,930	4,219
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	4,200	2,678
Egypt (Arab Republic of) 7.625% 5/29/2032	3,000	1,913
Egypt (Arab Republic of) 8.75% 9/30/2051	1,600	939
Egypt (Arab Republic of) 8.15% 11/20/2059	18,200	10,187
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	9,000	6,345
Export-Import Bank of India 3.25% 1/15/2030	14,100	12,408
Gabonese Republic 6.95% 6/16/2025	7,400	6,895
Gabonese Republic 7.00% 11/24/2031[1]	6,000	4,599
Gabonese Republic 7.00% 11/24/2031	2,200	1,686
Georgia (Republic of) 2.75% 4/22/2026[1]	2,880	2,578
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,387
Ghana (Republic of) 7.75% 4/7/2029[1]	3,600	1,270
Ghana (Republic of) 8.125% 3/26/2032	15,400	5,436
Ghana (Republic of) 8.125% 3/26/2032[1]	1,500	529
Honduras (Republic of) 6.25% 1/19/2027	10,360	9,269
Honduras (Republic of) 5.625% 6/24/2030[1]	6,175	4,900
American Funds Multi-Sector Income Fund — Page 24 of 43

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Honduras (Republic of) 5.625% 6/24/2030	USD 5,548	$4,403
Hungary (Republic of) 6.25% 9/22/2032[1]	4,500	4,598
Indonesia (Republic of) 6.625% 2/17/2037	900	1,036
Indonesia (Republic of) 5.25% 1/17/2042	10,210	10,228
Indonesia (Republic of) 4.625% 4/15/2043	5,800	5,438
Indonesia (Republic of) 6.75% 1/15/2044	575	674
Indonesia (Republic of) 5.125% 1/15/2045	1,515	1,493
Israel (State of) 4.50% 1/17/2033	1,885	1,885
Israel (State of) 3.375% 1/15/2050	2,500	1,921
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]	10,100	9,682
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]	2,100	1,877
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	2,864
Kenya (Republic of) 6.875% 6/24/2024[1]	200	185
Kenya (Republic of) 7.25% 2/28/2028	13,400	11,022
Kenya (Republic of) 7.25% 2/28/2028[1]	2,600	2,139
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,629
Kenya (Republic of) 6.30% 1/23/2034[1]	2,700	1,914
Kenya (Republic of) 6.30% 1/23/2034	2,000	1,418
Kenya (Republic of) 8.25% 2/28/2048	1,200	882
Mongolia (State of) 3.50% 7/7/2027	472	378
Mongolia (State of) 8.65% 1/19/2028[1]	590	581
Mongolia (State of) 4.45% 7/7/2031	3,290	2,457
Morocco (Kingdom of) 5.95% 3/8/2028[1]	4,790	4,918
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[2]	13,260	9,585
Nigeria (Republic of) 8.25% 9/28/2051[1]	15,000	9,981
Oman (Sultanate of) 5.375% 3/8/2027	16,650	16,504
Oman (Sultanate of) 6.75% 10/28/2027	7,350	7,693
Oman (Sultanate of) 7.00% 1/25/2051[1]	10,000	9,761
Oman (Sultanate of) 7.00% 1/25/2051	2,765	2,699
Pakistan (Islamic Republic of) 6.875% 12/5/2027	1,650	596
Panama (Republic of) 7.125% 1/29/2026	200	212
Panama (Republic of) 3.16% 1/23/2030	400	352
Panama (Republic of) 4.50% 4/16/2050	2,400	1,834
Panama (Republic of) 4.30% 4/29/2053	2,800	2,061
Panama (Republic of) 6.853% 3/28/2054	7,253	7,455
Panama (Republic of) 4.50% 4/1/2056	2,000	1,494
Panama (Republic of) 3.87% 7/23/2060	5,450	3,586
Panama (Republic of) 4.50% 1/19/2063	14,545	10,528
Paraguay (Republic of) 4.70% 3/27/2027[1]	400	394
Paraguay (Republic of) 4.95% 4/28/2031	16,350	15,898
Peru (Republic of) 4.125% 8/25/2027	300	295
Peru (Republic of) 2.783% 1/23/2031	1,200	1,027
Peru (Republic of) 3.00% 1/15/2034	4,990	4,083
Peru (Republic of) 6.55% 3/14/2037	9,500	10,356
Peru (Republic of) 3.55% 3/10/2051	1,200	883
Peru (Republic of) 2.78% 12/1/2060	4,949	2,962
Peru (Republic of) 3.23% 7/28/2121	1,400	838
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,700	9,060
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,300	1,214
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]	800	742
Philippines (Republic of) 3.00% 2/1/2028	8,300	7,829
Philippines (Republic of) 1.648% 6/10/2031	1,200	965
Philippines (Republic of) 3.95% 1/20/2040	9,200	7,904
Philippines (Republic of) 3.70% 2/2/2042	2,500	2,050
Philippines (Republic of) 2.95% 5/5/2045	12,600	9,106
American Funds Multi-Sector Income Fund — Page 25 of 43

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 3.20% 7/6/2046	USD 4,800	$3,574
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,468
Poland (Republic of) 4.875% 10/4/2033	4,605	4,590
Qatar (State of) 3.75% 4/16/2030[1]	14,100	13,802
Qatar (State of) 4.625% 6/2/2046	1,500	1,449
Qatar (State of) 5.103% 4/23/2048	1,600	1,629
Qatar (State of) 4.40% 4/16/2050[1]	16,100	14,938
Republika Srpska 4.75% 4/27/2026	EUR 835	849
Romania 2.00% 1/28/2032	7,500	5,754
Romania 2.00% 1/28/2032	3,300	2,532
Romania 2.00% 4/14/2033	2,720	2,019
Romania 3.50% 4/3/2034	30	25
Romania 5.125% 6/15/2048	USD 2,900	2,432
Romania 5.125% 6/15/2048[1]	300	252
Russian Federation 4.75% 5/27/2026[5,8]	1,600	96
Russian Federation 4.25% 6/23/2027[5,8]	4,200	252
Russian Federation 4.375% 3/21/2029[5,8]	1,000	60
Russian Federation 5.10% 3/28/2035[5,8]	6,400	384
Russian Federation 5.25% 6/23/2047[5,8]	1,800	108
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	4,790	4,852
Senegal (Republic of) 4.75% 3/13/2028	EUR 4,500	4,117
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,372
Senegal (Republic of) 6.75% 3/13/2048	USD 8,000	5,574
South Africa (Republic of) 4.875% 4/14/2026	8,200	7,976
South Africa (Republic of) 4.30% 10/12/2028	2,200	1,979
South Africa (Republic of) 5.875% 6/22/2030	500	470
South Africa (Republic of) 5.875% 4/20/2032	11,300	10,295
South Africa (Republic of) 5.00% 10/12/2046	7,500	5,215
South Africa (Republic of) 6.30% 6/22/2048	12,200	9,752
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[5]	3,798	1,368
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[5]	2,300	860
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[5]	7,600	2,812
Sri Lanka (Democratic Socialist Republic of) 6.20% 5/11/2027[5]	1,780	641
Sri Lanka (Democratic Socialist Republic of) 7.85% 3/14/2029[5]	3,271	1,177
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[5]	14,029	5,050
Tunisia (Republic of) 6.75% 10/31/2023	EUR 200	188
Tunisia (Republic of) 5.75% 1/30/2025	USD 17,990	10,349
Turkey (Republic of) 6.375% 10/14/2025	5,700	5,508
Turkey (Republic of) 5.125% 6/22/2026[1]	4,000	3,652
Turkey (Republic of) 7.625% 4/26/2029	2,450	2,337
Turkey (Republic of) 5.875% 6/26/2031	21,050	17,590
Turkey (Republic of) 6.50% 9/20/2033	2,000	1,713
Turkey (Republic of) 6.00% 1/14/2041	200	151
Ukraine 8.994% 2/1/2026[5]	6,377	1,216
Ukraine 7.75% 9/1/2028[5]	4,500	842
Ukraine 7.75% 9/1/2029[5]	200	37
Ukraine 9.75% 11/1/2030[5]	200	38
Ukraine 6.876% 5/21/2031[1,5]	4,800	869
Ukraine 7.375% 9/25/2034[5]	4,500	793
United Mexican States 3.75% 1/11/2028	200	192
United Mexican States 4.50% 4/22/2029	18,100	17,703
United Mexican States 2.659% 5/24/2031	649	543
United Mexican States 4.875% 5/19/2033	2,338	2,241
United Mexican States 6.35% 2/9/2035	1,439	1,532
United Mexican States 6.05% 1/11/2040	13,600	13,878
American Funds Multi-Sector Income Fund — Page 26 of 43

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 4.75% 3/8/2044	USD 200	$170
United Mexican States 5.00% 4/27/2051	1,200	1,033
United Mexican States 4.40% 2/12/2052	550	431
United Mexican States 3.75% 4/19/2071	4,770	3,184
		761,405
Mortgage-backed obligations 7.68% Commercial mortgage-backed securities 5.53%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055[4,10]	12,673	11,573
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.60% 5/15/2053[4,10]	500	419
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.839% 7/15/2049[4,10]	3,560	3,224
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]	10	9
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[4,10]	8,333	7,972
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032[4,10]	7,500	6,409
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.506% 12/15/2052[4,10]	6,986	5,615
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]	10	9
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.153% 8/15/2055[4,10]	5,250	4,822
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,10]	5,618	5,550
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056[4,10]	1,535	1,388
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.412% 3/15/2056[4,10]	13,148	12,592
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.412% 3/15/2056[4,10]	8,179	8,319
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.013% 9/15/2060[4,10]	2,522	2,137
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]	4,000	3,258
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.354% 1/15/2063[4,10]	2,992	2,292
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[4,10]	7,265	5,627
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,10]	11,003	9,787
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055[4,10]	12,328	11,198
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]	25	23
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]	10	9
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,10]	1,445	1,299
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,10]	10	10
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]	5,500	4,135
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.456% 5/15/2055[4,10]	9,225	7,020
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,10]	7,500	6,732
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]	20	17
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[4,10]	3,081	2,975
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.597% 5/15/2039[1,4,10]	2,750	2,675
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.146% 5/15/2039[1,4,10]	2,694	2,615
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.968% 6/15/2027[1,4,10]	10,000	9,806
BX Trust, Series 2021-MFM1, Class B, (1-month USD-LIBOR + 0.95%) 5.892% 1/15/2034[1,4,10]	3,617	3,480
BX Trust, Series 2021-SDMF, Class B, (1-month USD-LIBOR + 0.738%) 5.422% 9/15/2034[1,4,10]	3,000	2,838
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 5.572% 9/15/2034[1,4,10]	2,100	1,979
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 6.071% 9/15/2034[1,4,10]	2,000	1,881
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.384% 9/15/2036[1,4,10]	1,733	1,669
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.634% 9/15/2036[1,4,10]	2,696	2,563
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.584% 10/15/2036[1,4,10]	1,992	1,915
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.981% 10/15/2036[1,4,10]	10,749	10,127
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.33% 10/15/2036[1,4,10]	1,992	1,867
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 6.58% 10/15/2036[1,4,10]	1,380	1,284
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.666% 4/15/2037[1,4,10]	735	690
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.554% 6/15/2038[1,4,10]	804	767
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.784% 6/15/2038[1,4,10]	725	684
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.084% 6/15/2038[1,4,10]	9,181	8,632
American Funds Multi-Sector Income Fund — Page 27 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.534% 11/15/2038[1,4,10]	USD 2,102	$2,024
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 5.934% 11/15/2038[1,4,10]	12,188	11,700
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.184% 11/15/2038[1,4,10]	1,962	1,849
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 6.534% 11/15/2038[1,4,10]	2,982	2,812
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.667% 2/15/2039[1,4,10]	3,000	2,903
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.788% 2/15/2039[1,4,10]	2,785	2,614
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.917% 2/15/2039[1,4,10]	4,000	3,809
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.278% 8/15/2039[1,4,10]	19,771	19,697
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.776% 8/15/2039[1,4,10]	11,077	11,022
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.524% 8/15/2039[1,4,10]	9,612	9,552
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.491% 10/15/2039[1,4,10]	7,858	7,742
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.04% 10/15/2039[1,4,10]	4,977	4,893
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 8.888% 10/15/2039[1,4,10]	1,855	1,825
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,10]	10,500	8,584
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,10]	5,150	4,198
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,10]	4,948	4,341
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.919% 3/15/2035[1,4,10]	13,740	13,368
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.015% 3/15/2035[1,4,10]	2,485	2,415
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]	10	9
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 4/10/2046[4,10]	620	618
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 4/10/2046[4,10]	2,000	1,995
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 5/10/2047[10]	420	407
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[4,10]	1,900	1,750
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 10/10/2047[10]	438	416
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2/10/2048[10]	7,892	7,333
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.425% 2/10/2048[4,10]	3,656	3,374
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.14% 4/10/2048[4,10]	2,660	2,425
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,10]	1,835	1,413
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]	296	283
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,10]	259	234
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[1,10]	705	649
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 3/10/2046[1,10]	373	371
Commercial Mortgage Trust, Series 2013-CR6, Class C, 3.777% 3/10/2046[1,4,10]	1,310	1,086
Commercial Mortgage Trust, Series 2013-CR10, Class C, 4.866% 8/10/2046[1,4,10]	1,309	1,284
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[10]	1,024	997
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.899% 4/10/2047[4,10]	460	415
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 7/15/2047[4,10]	381	366
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]	108	103
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[10]	500	481
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[4,10]	950	911
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.436% 12/10/2047[4,10]	605	551
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.467% 10/10/2048[4,10]	8,035	7,516
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.467% 10/10/2048[4,10]	860	775
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]	25	23
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,10]	250	240
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.111% 8/10/2050[4,10]	570	561
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.118% 8/10/2050[1,4,10]	1,250	1,221
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.764% 7/15/2038[1,4,10]	7,115	6,908
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.064% 7/15/2038[1,4,10]	374	363
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.384% 7/15/2038[1,4,10]	2,344	2,274
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.934% 7/15/2038[1,4,10]	8,494	8,111
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.405% 2/10/2056[4,10]	7,432	7,591
American Funds Multi-Sector Income Fund — Page 28 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.405% 2/10/2056[4,10]	USD 2,917	$2,833
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.719% 12/15/2036[1,4,10]	7,301	7,147
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 6.618% 12/15/2036[1,4,10]	1,213	1,178
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.251% 8/15/2024[1,4,10]	1,464	1,449
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.434% 8/15/2024[1,4,10]	2,000	1,951
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 7.884% 8/15/2024[1,4,10]	757	747
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.604% 7/15/2025[1,4,10]	2,287	2,235
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 6/10/2046[4,10]	650	647
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 11/10/2046[10]	81	81
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]	200	191
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]	1,230	1,103
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.571% 10/15/2039[1,4,10]	3,273	3,215
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.32% 10/15/2039[1,4,10]	4,364	4,291
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.113% 8/15/2037[1,4,10]	7,882	7,815
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.512% 8/15/2037[1,4,10]	3,120	3,054
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[4,10]	920	884
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]	2,602	2,189
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,4,10]	2,092	1,654
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,10]	768	641
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 4/15/2046[10]	2,000	1,766
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[4,10]	70	68
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.346% 12/15/2047[4,10]	500	466
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.084% 10/15/2038[1,4,10]	795	765
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 6.434% 10/15/2038[1,4,10]	5,000	4,756
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.485% 4/15/2026[1,4,10]	1,534	1,485
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.168% 8/15/2046[4,10]	2,876	2,847
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 10/15/2046[4,10]	500	493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.06% 2/15/2047[4,10]	5,800	5,639
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 8/15/2047[10]	151	147
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[4,10]	1,189	1,142
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]	18,113	17,154
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[10]	2,311	2,183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,10]	3,586	3,423
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.524% 10/15/2048[4,10]	74	69
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]	45	42
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.659% 11/15/2052[4,10]	5,300	4,341
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.095% 10/15/2049[1,4,10]	1,334	1,227
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.595% 3/25/2050[1,4,10]	3,400	3,163
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]	3,000	2,723
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.261% 7/15/2036[1,4,10]	1,558	1,495
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 5.61% 7/15/2036[1,4,10]	8,000	7,619
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.415% 11/15/2038[1,4,10]	1,442	1,383
American Funds Multi-Sector Income Fund — Page 29 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 5.764% 11/15/2038[1,4,10]	USD 1,545	$1,475
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.013% 11/15/2038[1,4,10]	2,077	1,962
SREIT Trust, Series 2021-MFP, Class D, (1-month USD-LIBOR + 1.578%) 6.263% 11/15/2038[1,4,10]	2,500	2,350
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.827% 1/15/2039[1,4,10]	5,970	5,749
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.778% 1/15/2039[1,4,10]	9,500	8,698
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,10]	1,000	902
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,10]	3,115	2,975
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,10]	7,439	7,114
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]	25	23
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.308% 10/15/2050[4,10]	2,154	1,846
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]	2,903	2,632
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]	3,561	2,780
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.497% 9/17/2057[4,10]	4,100	3,864
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.551% 9/15/2058[4,10]	6,750	6,348
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.551% 9/15/2058[4,10]	110	100
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.954% 1/15/2059[4,10]	5,760	5,291
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 12/15/2045[10]	209	199
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.987% 9/15/2046[4,10]	1,251	1,215
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 3/15/2047[10]	417	406
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[4,10]	512	496
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,10]	100	95
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.616% 11/15/2027[1,4,10]	15,228	15,119
		537,634
Collateralized mortgage-backed obligations (privately originated) 2.15%
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 6.445% 7/25/2029[1,4,10]	26	26
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,10]	1,148	1,027
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,10]	188	171
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]	1,600	1,417
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,10]	11,157	10,024
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 12/26/2030[1,4,10]	225	210
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[1,4,10]	123	120
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,10]	688	648
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,4,10]	1,296	1,198
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,4,10]	781	744
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,10]	1,008	964
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,4,10]	815	791
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,10]	741	705
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,10]	741	696
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,10]	15,527	13,821
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]	182	170
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,4,10]	41	37
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.31% 10/25/2041[1,4,10]	442	439
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 5.41% 12/25/2041[1,4,10]	2,931	2,888
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.31% 5/25/2042[1,4,10]	8,884	9,031
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.96% 12/25/2042[1,4,10]	3,397	3,407
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]	110	99
American Funds Multi-Sector Income Fund — Page 30 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,4,10]	USD 749	$611
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 11.995% 7/25/2023[4,10]	11,127	11,417
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.36% 10/25/2041[1,4,10]	5,545	5,497
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.86% 2/25/2042[1,4,10]	13,795	13,663
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.56% 4/25/2042[1,4,10]	1,478	1,478
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.76% 5/25/2042[1,4,10]	1,767	1,776
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.91% 5/25/2042[1,4,10]	1,400	1,411
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.51% 6/25/2042[1,4,10]	10,287	10,468
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.71% 9/25/2042[1,4,10]	572	575
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.26% 9/25/2042[1,4,10]	1,460	1,487
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.545% 1/25/2050[1,4,10]	1,841	1,833
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.695% 2/25/2050[1,4,10]	4,567	4,541
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.945% 6/27/2050[1,4,10]	13,083	13,881
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.845% 8/25/2050[1,4,10]	8,379	9,057
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.111% 10/25/2050[1,4,10]	1,633	1,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 6.56% 12/25/2050[1,4,10]	4,160	4,165
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,10]	2,104	1,872
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,4,10]	2,504	2,193
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 7/25/2051[1,4,10]	2,510	1,987
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,4,10]	193	173
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[1,4,10]	793	709
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[1,4,10]	205	205
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,4,10]	227	225
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (6.25% on 4/25/2023)[1,2,10]	1,542	1,543
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,10]	11,897	11,105
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,4,10]	834	783
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,10]	2,560	2,339
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.695% 11/25/2055[1,4,10]	1,616	1,591
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,10]	45	43
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,4,10]	129	124
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,4,10]	97	95
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.595% 5/25/2055[1,4,10]	1,950	1,931
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,10]	396	379
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,10]	100	93
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 5/17/2038[1,10]	4,305	3,795
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,10]	558	535
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2/25/2043[4,10]	38	32
American Funds Multi-Sector Income Fund — Page 31 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2/25/2048[1,4,10]	USD 55	$50
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.193% 3/25/2054[1,4,10]	2,504	2,419
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.11% 4/25/2057[1,4,10]	2,400	2,120
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,10]	2,477	2,351
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,4,10]	247	238
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,10]	3,000	2,510
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[1,8]	22,184	19,624
Tricon American Homes, Series 2017-SFR2, Class E, 4.216% 1/17/2036[1,10]	6,500	6,378
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,10]	2,342	2,111
VM Fund I, LLC 8.625% 1/15/2028[1,8]	7,828	7,711
		209,409
Total mortgage-backed obligations		747,043
Asset-backed obligations 7.06%
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[1,10]	2,597	2,484
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.742% 1/15/2030[1,4,10]	2,634	2,614
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.742% 10/16/2030[1,4,10]	468	460
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[1,10]	28	28
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,10]	52	51
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,10]	100	95
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,10]	4,757	4,661
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12% 3/13/2028[1,10]	2,000	1,931
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]	2,000	1,862
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,10]	7,009	6,899
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]	1,663	1,625
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,10]	10,000	8,768
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	100	93
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[1,10]	6,550	6,129
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,10]	5,911	6,059
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,10]	14,733	15,210
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]	1,062	924
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]	551	475
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]	8,000	6,687
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 6.95% 6/20/2029[1,10]	6,230	6,226
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-3A, Class B, 5.97% 2/22/2028[1,10]	3,841	3,839
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-3A, Class C, 6.70% 2/22/2028[1,10]	9,363	9,360
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,10]	5,116	5,112
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[1,4,10]	1,255	1,243
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,10]	101	99
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]	300	284
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]	300	281
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,10]	508	476
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]	4,733	4,146
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]	1,420	1,224
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,10]	442	421
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,10]	2,785	2,668
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class B, 2.70% 2/20/2035[1,10]	5,000	4,474
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]	2,204	1,915
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]	753	590
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]	684	659
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]	2,511	2,199
American Funds Multi-Sector Income Fund — Page 32 of 43

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]	USD 491	$439
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2030[1,4,10]	1,323	1,308
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,10]	3,723	3,384
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]	313	265
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]	95	84
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]	26,108	26,144
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[1,10]	3,000	2,882
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 6.515% 4/23/2029[1,4,10]	1,750	1,735
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]	208	185
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	269	238
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,10]	67	66
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[1,10]	77	76
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[1,10]	2,250	2,198
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 3/15/2027[1,10]	2,000	1,887
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]	6,000	5,822
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,10]	3,770	3,740
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]	3,377	3,394
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 7/15/2030[1,10]	2,000	1,867
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 9/16/2030[1,10]	3,000	2,763
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]	6,000	5,846
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]	8,000	7,734
Credit Acceptance Auto Loan Trust, Series 2023-1, Class B, 7.02% 5/16/2033[1,10]	7,000	7,118
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,10]	10,000	10,176
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[10]	3,960	3,873
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[10]	200	195
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,10]	850	839
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,10]	100	97
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]	100	93
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,10]	616	591
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]	277	258
DriveTime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 5/17/2027[1,10]	2,000	1,895
DriveTime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 5/17/2027[1,10]	2,000	1,811
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A2R, (3-month USD-LIBOR + 1.27%) 6.062% 4/15/2028[1,4,10]	2,000	1,978
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class BR, (3-month USD-LIBOR + 1.47%) 6.262% 4/15/2028[1,4,10]	2,000	1,948
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class CR, (3-month USD-LIBOR + 2.05%) 6.842% 4/15/2028[1,4,10]	2,000	1,940
Dryden Senior Loan Fund, CLO, Series 2013-28A, Class A2LR, (3-month USD-LIBOR + 1.65%) 6.514% 8/15/2030[1,4,10]	3,000	2,940
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]	137	120
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[1,10]	13	13
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,10]	100	99
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,10]	3,595	3,514
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]	106	101
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[10]	9,678	9,530
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[10]	5,907	5,849
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 10/15/2029[1,10]	3,574	2,965
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,10]	6,863	6,900
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[1,10]	300	291
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]	300	277
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.775% 4/23/2036[1,4,10]	13,282	13,282
Freedom Financial, Series 2022-1FP, Class B, 1.91% 3/19/2029[1,10]	1,903	1,870
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]	111	99
American Funds Multi-Sector Income Fund — Page 33 of 43

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]	USD 2,497	$2,061
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]	1,584	1,362
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]	321	305
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]	361	327
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]	658	565
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD-LIBOR + 1.35%) 6.195% 4/25/2035[1,4,10]	626	614
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[1,8,10]	7,110	6,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,10]	1,220	1,138
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,10]	2,336	2,170
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,10]	1,776	1,650
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,10]	3,492	3,201
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,10]	5,500	5,494
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,10]	1,317	1,162
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]	826	713
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,10]	4,025	3,466
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,10]	5,777	5,835
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.239% 7/20/2031[1,4,10]	16,000	15,940
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,10]	751	705
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 4/15/2027[1,10]	3,000	2,750
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,10]	3,556	3,565
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,10]	4,463	4,425
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2029[1,4,10]	591	591
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[1,4,10]	1,957	1,937
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[1,4,10]	1,228	1,220
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[1,10]	1,140	1,107
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,10]	11,934	11,810
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,10]	500	490
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,10]	9,600	9,395
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[8,9,10]	20,015	20,343
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[8,9,10]	3,200	3,252
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[8,9,10]	6,980	6,975
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[8,9,10]	10,745	10,770
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[8,9,10]	3,500	3,517
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,10]	2,907	2,455
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]	3,733	3,235
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	848	701
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,10]	2,712	2,439
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,10]	2,513	2,276
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,10]	2,096	1,886
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,10]	1,328	1,100
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]	1,889	1,551
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]	4,653	4,021
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[1,4,10]	624	618
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,10]	2,475	2,302
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,10]	1,167	1,060
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,10]	1,148	1,028
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,10]	1,148	1,014
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,10]	2,722	2,578
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,10]	1,727	1,560
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,10]	2,958	2,587
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]	2,525	2,253
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]	1,000	856
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,10]	8,500	7,960
American Funds Multi-Sector Income Fund — Page 34 of 43

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 6.058% 4/20/2029[1,4,10]	USD 500	$490
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 6.608% 4/20/2029[1,4,10]	890	863
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 5.715% 5/20/2029[1,4,10]	317	314
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 6.165% 5/20/2029[1,4,10]	1,000	980
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 6.315% 5/20/2029[1,4,10]	500	486
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.192% 10/15/2029[1,4,10]	4,278	4,158
Palmer Square Loan Funding, CLO, Series 2022-5, Class A2, (3-month USD CME Term SOFR + 2.65%) 7.308% 1/15/2031[1,4,10]	15,000	14,919
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,10]	4,546	4,469
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,10]	3,594	3,509
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[1,4,10]	14,933	14,781
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.732% 10/15/2030[1,4,10]	1,242	1,228
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]	16,514	16,215
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]	13,833	13,123
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 6.608% 10/20/2031[1,4,10]	1,260	1,220
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2/17/2026[1,10]	200	199
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]	2,589	2,551
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[10]	1,105	1,073
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[10]	1,474	1,387
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]	1,100	1,119
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]	8,222	8,066
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[10]	3,981	4,126
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 6.415% 4/13/2031[1,4,10]	2,275	2,209
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]	335	288
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,10]	11,830	10,848
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,10]	9,439	8,655
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,10]	7,053	7,161
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]	2,083	1,924
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]	13,111	12,288
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]	12,789	12,797
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]	2,711	2,364
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.872% 4/15/2030[1,4,10]	870	863
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]	1,698	1,523
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]	1,641	1,426
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]	1,333	1,232
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]	1,256	1,082
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 6.989% 7/20/2030[1,4,10]	11,140	11,097
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[1,4,10]	23,000	23,035
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]	3,100	2,850
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[10]	11,453	12,140
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,10]	1,902	1,798
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]	369	324
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[1,10]	307	259
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046[1,10]	847	697
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]	1,118	993
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]	1,829	1,513
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]	347	305
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]	3,017	2,524
American Funds Multi-Sector Income Fund — Page 35 of 43

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,10]	USD 7,813	$7,650
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,10]	17,928	18,019
		687,395
U.S. Treasury bonds & notes 4.36% U.S. Treasury 4.36%
U.S. Treasury 4.00% 2/15/2026	3,254	3,268
U.S. Treasury 4.00% 2/29/2028	27,122	27,611
U.S. Treasury 3.625% 3/31/2028	34,093	34,152
U.S. Treasury 4.00% 2/28/2030	618	634
U.S. Treasury 4.125% 11/15/2032	152	160
U.S. Treasury 3.50% 2/15/2033[11]	132,626	132,833
U.S. Treasury 4.25% 5/15/2039[11]	117,265	126,660
U.S. Treasury 3.875% 2/15/2043	12,955	13,070
U.S. Treasury 4.00% 11/15/2052[11]	81,106	86,085
		424,473
Municipals 0.33% California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 6/1/2031	160	159
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	65	55
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,490	1,249
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,235	1,754
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	35	29
		3,246
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	64
Illinois 0.04%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034	150	155
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	4,020	3,403
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	90	90
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	1,810	349
		3,997
Kansas 0.03%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025	2,760	2,684
Ohio 0.06%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	6,340	5,499
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 12/1/2023	310	304
		5,803
American Funds Multi-Sector Income Fund — Page 36 of 43

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Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico 0.15%	Principal amount (000)	Value (000)
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023	USD 490	$491
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	977	993
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	1,001
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	996
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	983
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	791
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	689
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	574
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	749
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	749
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	293	276
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,129	641
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2043	4,143	1,807
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	14,745	3,872
		14,612
Washington 0.02%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]	2,000	1,943
Total municipals		32,349
Total bonds, notes & other debt instruments (cost: $9,752,075,000)		9,357,258
Convertible bonds & notes 0.00% Energy 0.00%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,6,8]	3	3
Total convertible bonds & notes (cost: $3,000)		3
Common stocks 0.06% Energy 0.06%	Shares
Chesapeake Energy Corp.	75,595	5,748
California Resources Corp.	633	24
Mesquite Energy, Inc.[8,12]	126	1
		5,773
Consumer discretionary 0.00%
NMG Parent, LLC[8,12]	309	43
MYT Holding Co., Class B8,12	8,984	9
		52
Total common stocks (cost: $3,902,000)		5,825
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,8,12]	5	3
Total preferred securities (cost: $5,000)		3
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Rights & warrants 0.00% Consumer discretionary 0.00%	Shares	Value (000)
NMG Parent, LLC, warrants, expire 9/24/2027[12]	374	$8
Total rights & warrants (cost: $2,000)		8
Short-term securities 3.17% Money market investments 3.17%
Capital Group Central Cash Fund 4.86%[13,14]	3,086,096	308,610
Total short-term securities (cost: $308,537,000)		308,610
Total investment securities 99.37% (cost: $10,064,524,000)		9,671,707
Other assets less liabilities 0.63%		60,925
Net assets 100.00%		$9,732,632
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	1,649	April 2023	USD 654,053	$(211)
30 Day Federal Funds Futures	Long	810	May 2023	320,853	326
90 Day Eurodollar Futures	Long	3,288	September 2023	782,010	(32,835)
90 Day Eurodollar Futures	Short	3,597	December 2023	(858,244)	32,116
2 Year U.S. Treasury Note Futures	Long	10,918	June 2023	2,254,055	6,213
5 Year U.S. Treasury Note Futures	Short	2,044	June 2023	(223,834)	(49)
10 Year Euro-Bund Futures	Short	34	June 2023	(5,009)	(181)
10 Year U.S. Treasury Note Futures	Long	742	June 2023	85,272	1,751
10 Year Ultra U.S. Treasury Note Futures	Short	10,176	June 2023	(1,232,727)	(33,441)
20 Year U.S. Treasury Bond Futures	Long	945	June 2023	123,943	5,142
30 Year Ultra U.S. Treasury Bond Futures	Short	3,277	June 2023	(462,467)	(19,475)
					$(40,644)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized depreciation at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	12,531	EUR	11,818	Citibank	4/17/2023	$(298)
USD	117	EUR	110	JPMorgan Chase	4/18/2023	(2)
						$(300)
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Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD744,841	$(8,402)	$(5,875)	$(2,527)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[15] (000)	Value at 3/31/2023[16] (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD200,000	$2,980	$250	$2,730
Investments in affiliates14

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 3.17%
Money market investments 3.17%
Capital Group Central Cash Fund 4.86%[13]	$480,995	$644,415	$816,844	$69	$(25)	$308,610	$4,245
Restricted securities9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[8,10]	12/6/2022	$20,013	$20,343	.21%
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[8,10]	12/6/2022	10,745	10,770.11
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[8,10]	12/6/2022	6,980	6,975.07
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[8,10]	12/6/2022	3,500	3,517.04
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[8,10]	12/6/2022	3,199	3,252.03
NBM US Holdings, Inc. 6.625% 8/6/2029	9/22/2020	526	463.01
Total		$44,963	$45,320	.47%

American Funds Multi-Sector Income Fund — Page 39 of 43

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[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,279,266,000, which represented 43.97% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $109,304,000, which represented 1.12% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Amount less than one thousand.
[8]	Value determined using significant unobservable inputs.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $45,320,000, which represented .47% of the net assets of the fund.

[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $61,321,000, which represented .63% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 3/31/2023.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,947,901,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $12,592,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $447,256,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$6,704,593	$—	$6,704,593
Bonds & notes of governments & government agencies outside the U.S.	—	760,505	900	761,405
Mortgage-backed obligations	—	719,708	27,335	747,043
Asset-backed obligations	—	635,608	51,787	687,395
U.S. Treasury bonds & notes	—	424,473	—	424,473
Municipals	—	32,349	—	32,349
Convertible bonds & notes	—	—	3	3
Common stocks	5,772	—	53	5,825
Preferred securities	—	—	3	3
Rights & warrants	—	8	—	8
Short-term securities	308,610	—	—	308,610
Total	$314,382	$9,277,244	$80,081	$9,671,707

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$45,548	$—	$—	$45,548
Unrealized appreciation on centrally cleared credit default swaps	—	2,730	—	2,730
Liabilities:
Unrealized depreciation on futures contracts	(86,192)	—	—	(86,192)
Unrealized depreciation on open forward currency contracts	—	(300)	—	(300)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,527)	—	(2,527)
Total	$(40,644)	$(97)	$—	$(40,741)
*
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fac. = Facility

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Multi-Sector Income Fund — Page 42 of 43

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-126-0523O-S89743
American Funds Multi-Sector Income Fund — Page 43 of 43